                   Texas Commerce Bank National Association


                                 AVESTA Trust


                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                                 June 30, 1997


                                   Officers

   -------------------------------------------------------------------------
                  Henry J. Lartigue, Chief Executive Officer
                              Amy Mian, Treasurer
             Nancy Burge, Controller and Chief Accounting Officer
               Thomas J. Press, Compliance Officer and Secretary
                         Guy Barba, Portfolio Officer
                      Denise Byington, Portfolio Officer
                     H. Mitchell Harper, Portfolio Officer
                 Deborah Williams - McGehee, Portfolio Officer
                   Sylvia Cruz, Assistant Compliance Officer
                   Joy H. Rose, Assistant Compliance Officer




                             Supervisory Committee

   -------------------------------------------------------------------------
                          Henry J. Lartigue, Chairman
                             Frank A. Liddell, Jr.
                               George E. McDavid
                                Kenneth L. Otto
                               H. Michael Tyson





                                    Trustee
    ----------------------------------------------------------------------
                   Texas Commerce Bank National Association
                                   712 Main
                             Houston, Texas 77002


                                 Legal Counsel
        --------------------------------------------------------------
                          Simpson Thacher & Bartlett
                             425 Lexington Avenue
                           New York, New York 10017



                            Independent Accountants
-------------------------------------------------------------------------------
                             Price Waterhouse, LLP
                          1201 Louisiana, Suite 2900
                             Houston, Texas 77002



                                 AVESTA Trust
    ----------------------------------------------------------------------
                                   7-TCT-37
                                 P.O. Box 1555
                          Houston, Texas 77251 - 1555



              This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------

               INDEX TO FUND FINANCIAL STATEMENTS AND SCHEDULES
               ------------------------------------------------
                                                                    Page ref.
                                                                    ---------

Equity Growth Fund (1)                                                 1-7
Equity Income Fund (1)                                                8-15
Balanced Fund (1)                                                     16-24
Income Fund (1)                                                       25-30
Core Equity Fund (2)                                                  31-38
Small Capitalization Fund (2)                                         39-47
Short-Intermediate Term U.S. Government Securities Fund (2)           48-53
U.S. Government Securities Fund (2)                                   54-58
Intermediate Term Bond Fund (3)                                       59-65
Risk Manager-Income Fund (3)                                          66-74
Risk Manager-Balanced Fund (3)                                        75-83
Risk Manager-Growth Fund (3)                                          84-92
Money Market Fund (1)                                                 93-99

(1) Financial statements and schedules include the Portfolio of Investments and Statement of Assets and Liabilities as of June 30, 1997, Statements of Operations for the six months ended June 30, 1997, Statement of Changes in Net Assets for the six months ended June 30, 1997, and the year ended December 31, 1996, and selected per unit data and ratios for the six months ended June 30, 1997, and each of the five years in the period ended December 31, 1996.

(2) Financial statements and schedules include the Portfolio of Investments and Statement of Assets and Liabilities as of June 30, 1997, Statements of Operations for the six months ended June 30, 1997, Statement of Changes in Net Assets for the six months ended June 30, 1997, and the year ended December 31, 1996, and selected per unit data and ratios for the six months ended June 30, 1997, the three years ended December 31, 1996, and for the perid from April 1, 1993 (inception) through December 31, 1993.

(3) Financial statements and schedules include the Portfolio of Investments and Statement of Assets and Liabilities as of June 30, 1997, Statements of Operations for the six months ended June 30, 1997, Statement of Changes in Net Assets for the six months ended June 30, 1997, and the year ended December 31, 1996, and selected per unit data and ratios for the six months ended June 30, 1997, the two years ended December 31, 1996, and for the period from October 3, 1994 (inception) through December 31, 1994.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                               EQUITY GROWTH FUND
                               ------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Number of
 shares                                                                           Value
 ------                                                                           -----
           COMMON STOCKS - 98.0%
                Consumer Discretionary - 14.1%
  4,700                 Avon Products, Inc.                                  $      331,644
 26,000                 Bed Bath & Beyond, Inc.*                                    789,750
 17,700                 Dayton Hudson Corporation                                   941,419
 14,000                 Disney (Walt) Company                                     1,123,500
  9,400                 Federated Department Stores, Inc.*                          326,650
 19,200                 GAP, Inc.                                                   746,400
 10,100                 Gannett Company, Inc.                                       997,375
 21,400                 Jones Apparel Group, Inc.*                                1,021,850
 48,000                 Kroger Company*                                           1,392,000
 13,500                 McDonald's Corporation                                      652,219
 47,900                 Wal-Mart Stores, Inc.                                     1,619,618
                                                                             ---------------
                           Total Consumer Discretionary                           9,942,425
                                                                             ---------------
               Consumer Staples - 16.9%
 47,200                 Coca-Cola Company                                         3,186,000
 55,000                 Coca-Cola Enterprises                                     1,265,000
 15,700                 Gillette Company                                          1,487,575
 27,700                 PepsiCo, Inc.                                             1,040,481
 44,800                 Philip Morris Companies, Inc.                             1,988,000
 13,500                 Procter & Gamble Company                                  1,906,875
 12,200                 Ralston Purina Group                                      1,002,688
                                                                             ---------------
                          Total Consumer Staples                                 11,876,619
                                                                             ---------------
               Financial Services - 10.0%
 21,000                 American Express Company                                  1,564,500
  9,900                 American International Group, Inc.                        1,478,813
  5,600                 Citicorp, Inc.                                              675,150
 30,200                 Federal National Mortgage Association                     1,317,475
 49,500                 The Charles Schwab Corporation                            2,014,031
                                                                             ---------------
                           Total Financial Services                               7,049,969
                                                                             ---------------


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                               EQUITY GROWTH FUND
                               ------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


Number of
 shares                                                                          Value
 ------                                                                          -----
             Healthcare - 17.5%
 14,600               Abbott Laboratories, Inc.                              $      974,550
 11,500               American Home Products Corporation                            879,750
 19,900               Bristol-Myers Squibb Company                                1,611,900
 21,500               Johnson & Johnson                                           1,384,062
 8,200                Lilly (Eli) & Company                                         896,363
 9,700                Medtronic, Inc.                                               785,700
20,100                Merck & Company, Inc.                                       2,080,350
12,900                Pfizer, Inc.                                                1,541,550
33,300                Teva Pharmaceutical Industries, Ltd. ADR                    2,156,175
                                                                             ---------------
                             Total Healthcare                                    12,310,400
                                                                             ---------------
             Integrated Oil - 1.5%
16,900                Exxon Corporation                                           1,039,350
                                                                             ---------------
             Materials & Processing - 6.5%
23,500                DuPont (E.I.) de Nemours & Company, Inc.                    1,477,562
14,500                Illinois Tool Works, Inc.                                     724,094
 6,900                Minnesota Mining & Manufacturing Company                      703,800
13,000                Potash Corporation Saskatchewan, Inc.                         975,813
10,100                Tyco International, Ltd.                                      702,581
                                                                             ---------------
                        Total Materials & Processing                              4,583,850
                                                                             ---------------
             Other Energy - 0.9%
  5,300               Schlumberger, Ltd.                                            662,500
                                                                             ---------------
             Producer Durables - 8.1%
  7,850               Allied-Signal, Inc.                                           659,400
 26,300               Boeing Company                                              1,395,544
 55,600               General Electric Company                                    3,634,850
                                                                             ---------------
                        Total Producer Durables                                   5,689,794
                                                                             ---------------
             Technology - 18.8%
 15,650               Adobe Systems, Inc.                                           548,728
 11,800               BMC Software, Inc.*                                           653,425


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                               EQUITY GROWTH FUND
                               ------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


  Number of
   shares                                                                                                             Value
   ------                                                                                                             -----
                   Technology - 18.8% (continued)
 12,800                     Cisco Systems, Inc.*                                                                  $     859,200
 17,400                     Compaq Computer Corporation*                                                              1,726,950
 19,300                     Hewlett-Packard Company                                                                   1,080,800
 18,300                     Intel Corporation                                                                         2,595,169
 25,800                     Microsoft Corporation*                                                                    3,260,475
 33,300                     Newbridge Networks Corporation*                                                           1,448,550
 14,700                     Oracle Systems Corporation*                                                                 740,512
  4,300                     Texas Instruments, Inc.                                                                     361,469
                                                                                                                  --------------
                              Total Technology                                                                       13,275,278
                                                                                                                  --------------
                   Utilities - 3.7%
 18,900                     GTE Corporation                                                                             829,237
 12,074                     Lucent Technologies, Inc.                                                                   870,083
 15,200                     SBC Communications, Inc.                                                                    940,500
                                                                                                                  --------------
                              Total Utilities                                                                         2,639,820
                                                                                                                  --------------
                             Total Common Stocks (Cost $43,392,733)                                                  69,070,005
                                                                                                                  --------------
Principal
 amount
 ------
               SHORT-TERM INVESTMENTS - 2.0%
                   Repurchase Agreement - 2.0%
                        Lehman Brothers, dated 06/30/97, 5.95%, due 07/01/97 in the amount of $1,372,000 (collateralized by $1,416,770 U.S. Treasury Bond, 6.125%, due
                           12/31/01, with a market value of
$1,372,000                 $1,403,503 at 06/30/97), repurchase proceeds $1,372,227                                    1,372,000
                                                                                                                  --------------
                             Total Short-Term Investments (Cost $1,372,000)                                           1,372,000
                                                                                                                  --------------
                             Total Investments  (Cost $44,764,733) - 100.0%                                          70,442,005
               Other assets in excess of liabilities - 0.0%                                                              24,567
                                                                                                                  --------------
                             NET ASSETS - 100%                                                                    $  70,466,572
                                                                                                                  ==============

*  Non-income producing security.


         The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                              EQUITY GROWTH FUND
                              ------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

                                    Assets
                               -----------------
Investments, at value (cost $44,764,733)                                         $70,442,005
Cash                                                                                     324
Investment income receivable                                                          59,913
Receivable for units issued                                                           45,189
                                                                                 -----------
          Total assets                                                            70,547,431
                                                                                 -----------

                                   Liabilities
                                   -----------

Management fee payable                                                                57,608
Payable for units redeemed                                                            23,251
                                                                                 -----------
          Total liabilities                                                           80,859
                                                                                 -----------
Net assets                                                                       $70,466,572
                                                                                 ===========
Net assets were comprised of:
     Units of beneficial interest                                                $31,795,155
     Accumulated net investment income                                             1,892,107
     Accumulated net realized gain                                                11,102,038
     Net unrealized appreciation                                                  25,677,272
                                                                                 -----------

     Net assets at June 30, 1997                                                 $70,466,572
                                                                                 ===========

Unit value, offering price and redemption price per unit ($70,466,572/
     2,030,502 units of beneficial interest issued and outstanding;
     unlimited number of units authorized)                                       $     34.70
                                                                                 ===========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                              EQUITY GROWTH FUND
                              ------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

                                    Assets
                               -----------------
Income:
     Dividends                                                        $    366,624
     Interest                                                               31,669
                                                                      ------------
         Total income                                                      398,293
                                                                      ------------
Expenses:
     Management fee (Note 2)                                               318,504
     Accounting fees                                                         9,489
     Audit fees                                                              5,746
     Directors' fees                                                         1,174
     Insurance                                                               2,369
     Legal fees                                                              1,117
     Registration fees                                                       3,527
     Miscellaneous                                                           1,019
                                                                      ------------
         Total expenses                                                    342,945
     Expense subsidy (Note 3)                                              (24,441)
                                                                      ------------
         Net expenses                                                      318,504
                                                                      ------------
Net investment income                                                       79,789
                                                                      ------------

                 Net realized and unrealized gain on investments
                 -----------------------------------------------

Net realized gain on investments                                         2,500,970
Unrealized appreciation in value of investments during the year         11,390,287
                                                                      ------------
Net gain on investments                                                 13,891,257
                                                                      ------------

Net increase in net assets resulting from operations                  $ 13,971,046
                                                                      ============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------

                              EQUITY GROWTH FUND
                              ------------------

                      STATEMENT OF CHARGES IN NET ASSETS
                      ----------------------------------
                                  (Unaudited)
                                  -----------

                                                   Six months        Year ended
                                                  ended June 30,    December 31,
                                                      1997              1996
                                                      ----              ----
Increase/(decrease) in net assets:
  From operations:
    Net investments income                        $    79,789       $   209,574
    Net realized gain on investments                2,500,970         2,782,798
    Unrealized appreciation in value of
     investments during the year                   11,390,287         6,636,433
                                                  -----------       -----------
      Net increase in net assets resulting
       from operations                             13,971,046         9,628,805
                                                  -----------       -----------
  From unit transaction:
    Net proceeds from units issued                  6,642,531        15,022,289
    Cost of units redeemed                         (7,475,127)      (12,900,781)
                                                  -----------       -----------
      Net increase/(decrease) in net assets
       resulting from unit transactions              (832,596)        2,121,508
                                                  -----------       -----------
      Total increase in net assets                 13,138,450        11,750,313
Net assets, beginning of year                      57,328,122        45,577,809
                                                  -----------       -----------

Net assets, end of year                           $70,466,572       $57,328,122
                                                  ===========       ===========
Net change in units outstanding:
  Units issued                                        216,984           590,521
  Units redeemed                                     (237,298)         (504,266)
                                                  -----------       -----------

                                                      (20,314)           86,255
                                                  ===========       ===========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                              EQUITY GROWTH FUND
                              ------------------

                       SELECTED PER UNIT DATA AND RATIOS
                       ---------------------------------
 (Selected data for a unit outstanding throughout each of the years indicated)
                                  (Unaudited)
                                  -----------


                                  Six months                                   Years ended December 31,
                                 each June 30,    -------------------------------------------------------------------------------
                                     1997              1996               1995             1994              1993*         1992*
                                     ----              ----               ----             ----              -----         -----
Selected per unit data:
  Investment income                 $  0.19         $  0.35             $  0.38          $  0.38          $  0.38        $  0.36
  Expenses                            (0.16)          (0.27)              (0.23)           (0.21)           (0.21)#        (0.21)
  Expense subsidy                      0.01            0.02                0.02             0.03             0.03           0.04
                                  ----------      ----------          ----------       ----------       ----------     ----------
Net investment income                  0.04            0.10                0.17             0.20             0.20           0.19
Net realized and unrealized
  gain/(loss) on investments           6.71            4.65                4.59            (0.37)            0.25           0.91
                                  ----------      ----------          ----------       ----------       ----------     ----------
Net increase/(decrease) in
  net asset value                      6.75            4.75                4.76            (0.17)            0.45           1.10
Net asset value, beginning
  of year                             27.95           23.20               18.44            18.61            18.16          17.06
                                  ----------      ----------          ----------       ----------       ----------     ----------
Net asset value, end of year        $ 34.70         $ 27.95             $ 23.20          $ 18.44          $ 18.61        $ 18.16
                                  ==========      ==========          ==========       ==========       ==========     ==========
Ratio to average net assets:
  Expenses                            1.00%**         1.00%               1.00%            1.00%          1.00%##          1.00%
  Net investment income               0.25%**         0.41%               0.78%            1.07%          1.12%            1.16%
Other:
  Average net assets
     (000 omitted)                  $64,275         $51,222             $40,753          $30,806          $29,305        $20,343
Portfolio turnover                      19%             62%                 99%             116%              97%            99%
Number of units outstanding
  at end of year (000 omitted)        2,031           2,051               1,965            1,989            1,646          1,405
Total return                         24.11%          20.52%              25.78%           (0.90%)           2.48%          6.43%

        # Reflects voluntary fee waiver of $11,479 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.22.

        ## Does not reflect voluntary waiver of management fees of $11,479. net of the voluntary management fee waiver, the net expense ratio is 0.96% of average net assets.

        * Amounts adjusted to reflect 10:1 reverse split for the years ended 1992-1993.

        **  Annualized.

            Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                              EQUITY INCOME FUND
                              ------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


Number of
  shares                                                                        Value
  ------                                                                        -----
            COMMON STOCKS - 93.3%
                Auto & Transportation - 4.2%
 15,800                  Ford Motor Company                                $     596,450
 10,200                  General Motors Corporation                              568,012
 10,600                  Norfolk Southern Corporation                          1,067,950
  9,900                  Union Pacific Corporation                               697,950
                                                                          ----------------
                           Total Auto & Transportation                         2,930,362
                                                                          ----------------
                Consumer Discretionary - 3.3%
 12,000                  Avon Products, Inc.                                     846,750
 17,100                  Penney (J.C.) Company, Inc.                             892,406
 10,700                  Sears, Roebuck & Company                                575,125
                                                                          ----------------
                           Total Consumer Discretionary                         2,314,281
                                                                          ----------------
                Consumer Staples - 11.0%
 16,400                  Anheuser-Busch Companies, Inc.                          687,775
 14,300                  Coca-Cola Company                                       965,250
  8,000                  Gillette Company                                        758,000
 19,000                  PepsiCo, Inc.                                           713,688
 32,590                  Philip Morris Companies, Inc.                         1,446,181
 12,100                  Procter & Gamble Company                              1,709,125
  8,800                  Ralston Purina Group                                    723,250
 18,700                  Sysco Corporation                                       682,550
                                                                          ----------------
                           Total Consumer Staples                               7,685,819
                                                                          ----------------
                Financial Services - 16.0%
 23,400                  American Express Company                              1,743,300
 12,087                  American International Group, Inc.                    1,805,496
 21,300                  Bank of New York                                        926,550
  5,300                  Citicorp, Inc.                                          638,981
 10,600                  First Union Corporation                                 980,500
  3,500                  General Re Corporation                                  637,000
 28,800                  Suntrust Banks, Inc.                                  1,585,800



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                              EQUITY INCOME FUND
                              ------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


 Number of
  shares                                                                            Value
  ------                                                                            -----
            Financial Services - 16.0% (continued)
 14,900              Transamerica Corporation                                 $   1,394,081
 23,566              Travelers Group, Inc.                                        1,486,131
                                                                              ---------------
                       Total Financial Services                                  11,197,839
                                                                              ---------------
            Healthcare - 11.4%
 13,300              Abbott Laboratories, Inc.                                      887,775
 12,100              American Home Products Corporation                             925,650
 21,700              Bristol-Myers Squibb Company                                 1,757,700
 11,800              Johnson & Johnson                                              759,625
 12,800              Lilly (Eli) & Company                                        1,399,200
  9,900              Merck & Company, Inc.                                        1,024,650
 10,100              Pfizer, Inc.                                                 1,206,950
                                                                              ---------------
                       Total Healthcare                                            7,961,550
                                                                              ---------------
            Integrated Oil - 8.4%
 10,700              Amoco Corporation                                              930,231
 16,400              Chevron Corporation                                          1,212,575
 18,200              Mobil Corporation                                            1,271,725
 26,372              Royal Dutch Petroleum Company ADR                            1,433,977
  9,150              Texaco, Inc.                                                   995,063
                                                                              ---------------
                       Total Integrated Oil                                        5,843,571
                                                                              ---------------
            Materials & Processing - 7.0%
 16,400              Dover Corporation                                            1,008,600
  8,800              Dow Chemical Company                                           766,700
 19,000              DuPont (E.I.) de Nemours & Company, Inc.                     1,194,625
 12,700              International Paper Company                                    616,744
 29,200              Monsanto Company                                             1,257,425
                                                                              ---------------
                       Total Materials & Processing                                4,844,094
                                                                              ---------------
            Other Energy - 2.0%
 16,400              Enron Corporation                                              669,325
 14,300              Sonat, Inc.                                                    732,875
                                                                              --------------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                              EQUITY INCOME FUND
                              ------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


  Number of
   shares                                                                             Value
   ------                                                                             -----
                        Total Other Energy                                       $  1,402,200
                                                                                 --------------
             Producer Durables - 8.5%
  7,400               Boeing Company                                                  392,663
 25,200               General Electric Company                                      1,647,450
 12,100               Lockheed Martin Corporation                                   1,253,106
 21,100               Raytheon Company                                              1,076,100
 28,900               Sundstrand Corporation                                        1,560,600
                                                                                 --------------
                        Total Producer Durables                                     5,929,919
                                                                                 --------------
             Technology - 11.9%
 11,800               Hewlett-Packard Company                                         660,800
  4,500               Intel Corporation                                               638,156
 22,000               International Business Machines Corporation                   1,984,125
  7,100               Microsoft Corporation*                                          897,263
 15,300               Motorola, Inc.                                                1,162,800
 13,500               Texas Instruments, Inc.                                       1,134,844
 22,900               Xerox Corporation                                             1,806,237
                                                                                 --------------
                        Total Technology                                            8,284,225
                                                                                 --------------
             Utilities - 9.6%
 17,600               AT&T Corporation                                                617,100
 10,000               Ameritech Corporation                                           679,375
  8,700               Bell Atlantic Corporation                                       660,113
 12,500               BellSouth Corporation                                           579,688
 37,500               DQE, Inc.                                                     1,059,375
 21,600               Duke Power Company                                            1,035,450
  5,684               Lucent Technologies, Inc.                                       409,603
 25,000               NIPSCO Industries, Inc.                                       1,032,812
 10,400               SBC Communications, Inc.                                        643,500
                                                                                 --------------
                        Total Utilities                                              6,717,016
                                                                                 --------------
                        Total Common Stocks (Cost $40,043,968)                      65,110,876
                                                                                 -------------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                              EQUITY INCOME FUND
                              ------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


Principal
 amount                                                                                    Value
 ------                                                                                    -----
               SHORT-TERM INVESTMENTS - 5.9%
                   Repurchase Agreement - 4.5%
                           Lehman Brothers, dated 06/30/97, 5.95%,
                              due 07/01/97 in the amount of $3,150,000
                              (collateralized by $3,252,789 U.S. Treasury Bond,
                              6.125%, due 12/31/01, with a market value of
                              $3,222,327 at 06/30/97), repurchase
$3,150,000                    proceeds $3,150,521                                         $   3,150,000
                                                                                          --------------
Number of
 shares
 ------
                   Short Term Investment Fund - 1.4%
                            Fidelity Institutional Cash Portfolios:
967,000                        Government                                                       967,000
                                                                                          --------------
                              Total Short-Term Investments (Cost $4,117,000)                  4,117,000
                                                                                          --------------
                              Total Investments  (Cost $44,160,968) - 99.2%                  69,227,876
         Other assets in excess of liabilities - 0.8%                                           571,072
                                                                                          --------------

                              NET ASSETS - 100%                                           $  69,798,948
                                                                                          ==============

    *  Non-income producing security.

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                              EQUITY INCOME FUND
                              ------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

                                           Assets
                                       --------------
Investments, at value (cost $44,160,968)                       $  69,227,876
Cash                                                                     565
Investment income receivable                                          70,017
Receivable for investments sold                                    1,546,655
Receivable for units issued                                           25,640
                                                                ------------
         Total assets                                             70,870,753
                                                                ------------
                                         Liabilities
                                       --------------

Payable for investments purchased                                    994,085
Management fee payable                                                56,494
Payable for units redeemed                                            21,226
                                                                ------------
         Total liabilities                                         1,071,805
                                                                ------------

Net assets                                                     $  69,798,948
                                                                ============

Net assets were comprised of:
  Units of beneficial interest                                 $  29,023,253
  Accumulated net investment income                                5,105,280
  Accumulated net realized gain                                   10,603,507
  Net unrealized appreciation                                     25,066,908
                                                                ------------

  Net assets at June 30, 1997                                  $  69,798,948
                                                                ============

Unit value, offering price and redemption price
  per unit ($69,798,948/2,057,917 units of beneficial
  interest issued and outstanding; unlimited number
  of units authorized)                                         $       33.92
                                                                ============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                              EQUITY INCOME FUND
                              ------------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

                                  Net investment income
                                  ---------------------
Income:
  Dividends                                                           $   650,776
  Interest                                                                 73,013
                                                                      -----------
     Total income                                                         723,789
                                                                      -----------

Expenses:
  Management fee (Note 2)                                                 331,833
  Accounting fees                                                           9,489
  Audit fees                                                                5,746
  Directors' fees                                                           1,174
  Insurance                                                                 2,443
  Legal fees                                                                1,117
  Registration fees                                                         4,037
  Miscellaneous                                                             1,019
                                                                      -----------
     Total expenses                                                       356,858
  Expense subsidy (Note 3)                                               (25,025)
                                                                      -----------
     Net expenses                                                         331,833
                                                                      -----------
Net investment income                                                     391,956
                                                                      -----------

           Net realized and unrealized gain on investments
           -----------------------------------------------

Net realized gain on investments                                        3,305,314
Unrealized appreciation in value of investments during the year         8,188,125
                                                                      -----------
Net gain on investments                                                11,493,439
                                                                      -----------

Net increase in net assets resulting from operations                  $11,885,395
                                                                      ===========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                              EQUITY INCOME FUND
                              ------------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------
                                  (Unaudited)
                                  -----------

                                                                                Six months                Year ended
                                                                               ended June 30,            December 31,
                                                                                   1997                     1996
                                                                                   ----                     ----
Increase/(decrease) in net assets:
   From operations:
     Net investment income                                                            391,956        $        991,807
     Net realized gain on investments                                               3,305,314               4,768,241
     Unrealized appreciation in value of investments
       during the year                                                      $       8,188,125        $      4,099,749
                                                                           -------------------     -------------------
         Net increase in net assets resulting from operations                      11,885,395               9,859,797
                                                                           -------------------     -------------------

   From unit transactions:
     Net proceeds from units issued                                                 7,953,657              14,693,984
     Cost of units redeemed                                                       (13,430,568)            (16,148,394)
                                                                           -------------------     -------------------
         Net decrease in net assets resulting
           from unit transaction                                                   (5,476,911)             (1,454,410)
                                                                           -------------------     -------------------
         Total increase in net assets                                               6,408,484               8,405,387
Net assets, beginning of year                                                      63,390,464              54,985,077
                                                                           -------------------     -------------------
Net assets, end of year                                                     $      69,798,948       $      63,390,464
                                                                           ===================     ===================
Net change in units outstanding:
  Units issued                                                                        260,655                 578,822
  Units redeemed                                                                     (449,800)               (629,084)
                                                                           -------------------     -------------------
                                                                                     (189,145)                (50,262)
                                                                           ===================     ===================

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                               EQUITY INCOME FUND
                               ------------------

                        SELECTED PER UNIT DATA AND RATIOS
                        ---------------------------------
  (Selected data for a unit outstanding throughout each of the years indicated)


                               Six months ended                            Years ended December 31,
                                   June 30,     ------------------------------------------------------------------------------
                                     1997            1996            1995            1994            1993*           1992*
                                     ----            ----            ----            ----            -----           -----
Selected per unit data:
  Investment income               $  0.33           $   0.69         $   0.65        $  0.57         $   0.52        $   0.55
  Expenses                          (0.16)             (0.27)           (0.23)         (0.20)           (0.20)#         (0.19)
  Expense subsidy                    0.01               0.01             0.02           0.02             0.03            0.03
                               ------------       -----------    -------------    -----------     ------------    ------------
Net investment income                0.18               0.43             0.44           0.39             0.35            0.39
Net realized and unrealized
   gain/(loss) on investments        5.53               3.85             5.59          (1.01)            1.68            0.50
                               ------------       -----------    -------------    -----------     ------------    ------------
Net increase/(decrease) in
   net asset value                   5.71               4.28             6.03          (0.62)            2.03            0.89
Net asset value, beginning
   of year                          28.21              23.93            17.90          18.52            16.49           15.60
                               ------------       -----------    -------------    -----------     ------------    ------------
Net asset value, end of year      $ 33.92            $ 28.21          $ 23.93       $  17.90         $  18.52        $  16.49
                               ============       ===========    =============    ===========     ============    ============

Ratio to average net assets:
   Expenses                         1.00%**            1.00%            1.00%          1.00%         1.00%##            1.00%
   Net investment income            1.17%**            1.67%            2.10%          2.13%         1.98%              2.52%
Other:
   Average net assets
      (000 omitted)               $67,531            $59,291          $44,651       $41,889          $31,308         $18,565
Portfolio turnover                     2%                24%              11%           42%              40%             25%
Number of units outstanding
   at end of year (000 omitted)     2,058              2,247            2,297         2,195            2,246           1,389
Total return                       20.24%             17.87%           33.72%        (3.37%)          12.34%           5.61%

     # Reflects voluntary fee waiver of $17,300 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.21.

     ## Does not reflect voluntary waiver of management fees of $17,330. Net of the voluntary management fee waiver, the net expense ratio is 0.95% of average net assets.

     * Amounts adjusted to reflect 10:1 reverse split for the years ended 1992-1993.

     **    Annualized.
           Per unit amounts are calculated using average units outstanding for the period.


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                                  BALANCED FUND
                                  -------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Number of
 shares                                                               Value
 ------                                                               -----
               LONG-TERM INVESTMENTS - 95.2%
               COMMON STOCKS - 56.5%
                 Consumer Discretionary - 8.1%
  1,050             Avon Products, Inc.                           $     74,091
  5,300             Bed Bath & Beyond, Inc.*                           160,987
  3,550             Dayton Hudson Corporation                          188,816
  2,900             Disney (Walt) Company                              232,725
  1,900             Federated Department Stores, Inc.*                  66,025
  4,000             GAP, Inc.                                          155,500
  2,100             Gannett Company, Inc.                              207,375
  4,300             Jones Apparel Group, Inc.*                         205,325
 10,400             Kroger Company*                                    301,600
  2,700             McDonald's Corporation                             130,444
  9,700             Wal-Mart Stores, Inc.                              327,981
                                                                  ------------
                       Total Consumer Discretionary                  2,050,869
                                                                  ------------
                 Consumer Staples - 9.9%
 10,200             Coca-Cola Company                                  688,500
 12,000             Coca-Cola Enterprises                              276,000
  3,400             Gillette Company                                   322,150
  5,700             PepsiCo, Inc.                                      214,106
  9,600             Philip Morris Companies, Inc.                      426,000
  2,800             Procter & Gamble Company                           395,500
  2,500             Ralston Purina Group                               205,469
                                                                  ------------
                       Total Consumer Staples                        2,527,725
                                                                  ------------
                 Financial Services - 5.8%
  4,300             American Express Company                           320,350
  2,200             American International Group, Inc.                 328,625
  1,200             Citicorp, Inc.                                     144,675
  6,500             Federal National Mortgage Association              283,563


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                                  BALANCED FUND
                                  -------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Number of
 shares                                                               Value
 ------                                                               -----
               Financial Services - 5.8% (continued)
 10,000              The Charles Schwab Corporation               $    406,875
                                                                  ------------
                        Total Financial Services                     1,484,088
                                                                  ------------
                  Healthcare - 10.1%
  3,200              Abbott Laboratories, Inc.                         213,600
  2,500              American Home Products Corporation                191,250
  4,200              Bristol-Myers Squibb Company                      340,200
  4,600              Johnson & Johnson                                 296,125
  1,700              Lilly (Eli) & Company                             185,831
  2,000              Medtronic, Inc.                                   162,000
  4,100              Merck & Company, Inc.                             424,350
  2,600              Pfizer, Inc.                                      310,700
  6,650              Teva Pharmaceutical Industries, Ltd. ADR          430,588
                                                                  ------------
                        Total Healthcare                             2,554,644
                                                                  ------------
                  Integrated Oil - 0.9%
  3,600              Exxon Corporation                                 221,400
                                                                  ------------
                  Materials & Processing - 3.5%
  5,000              DuPont (E.I.) de Nemours & Company, Inc.          314,375
  3,000              Illinois Tool Works, Inc.                         149,812
  1,400              Minnesota Mining & Manufacturing Company          142,800
  1,900              Potash Corporation Saskatchewan, Inc.             142,619
  2,000              Tyco International, Ltd.                          139,125
                                                                  ------------
                        Total Materials & Processing                   888,731
                                                                  ------------
                  Other Energy - 0.5%
  1,100              Schlumberger, Ltd.                                137,500
                                                                  ------------
                  Producer Durables - 4.6%
  1,700              Allied-Signal, Inc.                               142,800
  5,600              Boeing Company                                    297,150
 11,200              General Electric Company                          732,200
                                                                  ------------
                        Total Producer Durables                      1,172,150
                                                                  ------------

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                                  BALANCED FUND
                                  -------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Number of
 shares                                                               Value
 ------                                                               -----
                  Technology - 10.8%
  3,200              Adobe Systems, Inc.                          $    112,200
  2,500              BMC Software, Inc.*                               138,437
  2,800              Cisco Systems, Inc.*                              187,950
  3,500              Compaq Computer Corporation*                      347,375
  4,200              Hewlett-Packard Company                           235,200
  3,750              Intel Corporation                                 531,797
  5,250              Microsoft Corporation*                            663,469
  6,800              Newbridge Networks Corporation*                   295,800
  3,000              Oracle Systems Corporation*                       151,125
    900              Texas Instruments, Inc.                            75,656
                                                                  ------------
                        Total Technology                             2,739,009
                                                                  ------------
                  Utilities  - 2.3%
  4,100              GTE Corporation                                   179,888
  2,644              Lucent Technologies, Inc.                         190,533
  3,300              SBC Communications, Inc.                          204,187
                                                                  ------------
                        Total Utilities                                574,608
                                                                  ------------
                        Total Common Stocks (Cost $9,092,623)       14,350,724
                                                                  ------------
 Principal
  amount
  ------
               CORPORATE BONDS - 18.4%
                  Auto & Transportation - 1.6%
$360,000             Ford Motor Company, 8.88%, due 01/15/22           416,336

                                                                  ------------
                  Financial & Other - 14.5%
 500,000             Anheuser-Busch Companies, Inc., 6.75%,
                      due 08/01/03                                     500,039

 500,000             Associates Corporation of North America,
                      7.52%, due 03/29/00                              511,622
 400,000             BankAmerica Corporation, 6.20%, due 02/15/06      376,750
 100,000             Caterpillar Financial Services, 6.95%,
                      due 11/01/00                                     100,921
 264,000             Ford Credit Grantor Trust, 5.90%, due
                      10/15/00                                         264,719
 225,000             Ford Motor Credit Company, 6.25%, due
                      12/08/05                                         213,425


         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                                  BALANCED FUND
                                  -------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

 Principal
  amount                                                              Value
  ------                                                              -----
                  Financial & Other - 14.5% (continued)
$ 450,000            McDonald's Corporation, 7.05%, due 11/15/25  $    427,711
  400,000            PNC Student Loan Trust, 6.14%, due 01/25/00       398,000
  325,000            Procter & Gamble Company, 6.45%, due 01/15/26     292,894
  600,000            Wal-Mart Stores, Inc., 6.75%, due 05/15/02        603,292
                                                                  ------------
                        Total Financial & Other                      3,689,373
                                                                  ------------
                  Healthcare - 2.3%
  600,000            Abbott Laboratories, 5.60%, due 10/01/03          569,134
                                                                  ------------
                        Total Corporate Bonds (Cost $4,610,953)      4,674,843
                                                                  ------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.3%
                  U.S. Government Agency Obligations - 7.8%
  500,000            Federal Home Loan Mortgage Corporation,
                      8.35%, due 10/06/04                              502,623
1,485,000            Federal National Mortgage Association,
                      7.50%, due 03/15/27                            1,490,575
                                                                  ------------
                        Total U.S. Government Agency Obligations     1,993,198
                                                                  ------------
                  U.S. Government Obligations - 12.5%
  825,000            U.S. Treasury Bond, 6.25%, due 08/15/23           763,641
  500,000            U.S. Treasury Bond, 6.50%, due 11/15/26           479,375
  500,000            U.S. Treasury Note, 5.63%, due 11/30/98           497,813
  280,000            U.S. Treasury Note, 5.88%, due 02/15/04           271,338
1,150,000            U.S. Treasury Note, 6.38%, due 03/31/01         1,152,516
                                                                  ------------
                        Total U.S. Treasury Obligations              3,164,683
                                                                  ------------
                        Total U.S. Government and Agency
                         Obligations (Cost $5,121,581)               5,157,881
                                                                  ------------
                        Total Long-Term Investments
                         (Cost $18,825,157)                         24,183,448
                                                                  ------------
               SHORT-TERM INVESTMENTS - 4.1%
                  Financial Services - 1.5%
  360,000            Beneficial Corporation, 6.60%, due 10/29/97       361,080
                                                                  ------------

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                                  BALANCED FUND
                                  -------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Number of
 shares                                                               Value
 ------                                                               -----
                  Short Term Investment Fund - 0.2%
                     Fidelity Institutional Cash Portfolios:
  70,000                Government                                $     70,000
                                                                  ------------
 Principal
  amount
  ------
                  U.S. Government Obligation - 2.4%
$600,000             U.S. Treasury Note, 5.38%, due 11/30/97           599,626
                                                                  ------------
                        Total Short-Term Investments (Cost
                         $1,030,706)                                 1,030,706
                                                                  ------------
                        Total Investments(Cost $19,855,863)
                         - 99.3%                                    25,214,154

               Other Assets in Excess of Liabilities - 0.7%            168,778
                                                                  ------------

                        NET ASSETS - 100%                         $ 25,382,932
                                                                  ============

*  Non-income producing security.


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                  BALANCED FUND
                                  -------------

                       STATEMENT OF ASSETS AND LIABILITIES
                       -----------------------------------

                                  JUNE 30, 1997
                                  -------------



                                     Assets
                               ------------------
Investments, at value (cost $19,855,863)                                                 $     25,214,154
Cash                                                                                                  252
Investment income receivable                                                                      161,248
Receivable for investments sold                                                                    67,049
Receivable for units issued                                                                         9,646
                                                                                           ---------------
          Total assets                                                                         25,452,349
                                                                                           ---------------

                                   Liabilities
                               ------------------

Management fee payable                                                                             20,715
Payable for units redeemed                                                                         48,702
                                                                                           ---------------
          Total liabilities                                                                        69,417
                                                                                           ---------------

Net assets                                                                               $     25,382,932
                                                                                           ===============

Net assets were comprised of:
     Units of beneficial interest                                                        $      4,261,662
     Accumulated net investment income                                                          7,153,374
     Accumulated net realized gain                                                              8,609,605
     Net unrealized appreciation                                                                5,358,291
                                                                                           ---------------

     Net assets at June 30, 1997                                                         $     25,382,932
                                                                                           ===============
Unit value, offering price and redemption price per unit ($25,382,932/
     942,566 units of beneficial interest issued and outstanding;
     unlimited number of units authorized)                                               $          26.93
                                                                                           ===============

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                  BALANCED FUND
                                  -------------

                       STATEMENT OF ASSETS AND LIABILITIES
                       -----------------------------------

                                  JUNE 30, 1997
                                  -------------
                                  (Unaudited)
                                  -----------


                             Net investment income
                             ---------------------
Income:
     Dividends                                                                      $     75,309
     Interest                                                                            372,691
                                                                                      -----------
         Total income                                                                    448,000
                                                                                      -----------

Expenses:
     Management fee (Note 2)                                                             120,775
     Accounting fees                                                                       9,489
     Audit fees                                                                            5,746
     Directors' fees                                                                       1,174
     Insurance                                                                             2,056
     Legal fees                                                                            1,117
     Registration fees                                                                     2,517
     Miscellaneous                                                                         1,019
                                                                                      -----------
         Total expenses                                                                  143,893
     Expense subsidy (Note 3)                                                            (23,118)
                                                                                      -----------
         Net expenses                                                                    120,775
                                                                                      -----------
Net investment income                                                                    327,225
                                                                                      -----------

                Net realized and unrealized gain on investments
                -----------------------------------------------

Net realized gain on investments                                                         317,136
Unrealized appreciation in value of investments during the year                        2,429,166
                                                                                      -----------
Net gain on investments                                                                2,746,302
                                                                                      -----------

Net increase in net assets resulting from operations                                $  3,073,527
                                                                                      ===========

         The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                                 BALANCED FUND
                                 -------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------
                                  (Unaudited)
                                  -----------

                                                                                   Six months            Year ended
                                                                                 ended June 30,          December 31,
                                                                                      1997                   1996
                                                                                      ----                   ----
Increase/(decrease) in net assets:
  From operations:
    Net investment income                                                        $    327,225           $    620,001
    Net realized gain on investments                                                  317,136              1,430,532
    Unrealized appreciation in value of investments
      during the year                                                               2,429,166                322,380
                                                                                 ------------           ------------
        Net increase in net assets resulting from operations                        3,073,527              2,372,913
                                                                                 ------------           ------------
  From unit transactions:
    Net proceeds from units issued                                                  3,445,117              6,612,764
    Cost of units redeemed                                                         (3,766,934)            (7,825,902)
                                                                                 ------------           ------------
        Net decrease in net assets resulting from unit transactions                  (321,817)            (1,213,138)
                                                                                 ------------           ------------
        Total increase in net assets                                                2,751,710              1,159,775
Net assets, beginning of year                                                      22,631,222             21,471,447
                                                                                 ------------           ------------
Net assets, end of year                                                          $ 25,382,932           $ 22,631,222
                                                                                 ============           ============

Net change in units outstanding:
  Units issued                                                                        137,206                297,343
  Units redeemed                                                                     (151,194)              (351,351)
                                                                                 ------------           ------------

                                                                                      (13,988)               (54,008)
                                                                                 ============           ============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------

                                 BALANCED FUND
                                 -------------

                       SELECTED PER UNIT DATA AND RATIOS
                       ---------------------------------
 (Selected data for a unit outstanding throughout each of the years indicated)

                               Six months ended                              Years ended December 31,
                                   June 30,       --------------------------------------------------------------------------------
                                     1997            1996            1995            1994            1993*           1992*
                                     ----            ----            ----            ----            -----           -----
Selected per unit data:
  Investment income                   $  0.46        $  0.85          $  0.76        $  0.63          $  0.64         $  0.68
  Expenses                              (0.15)         (0.26)           (0.23)         (0.20)           (0.19)          (0.18)
  Expense subsidy                        0.03           0.04             0.04           0.03             0.02            0.02
                                  ------------    -----------    -------------    -----------     ------------    ------------
Net investment income                    0.34           0.63             0.57           0.46             0.47            0.52
Net realized and unrealized
  gain/(loss) on investments             2.93           1.78             3.52          (0.86)            0.52            0.32
                                  ------------    -----------    -------------    --------------- ------------    ------------
Net increase/(decrease) in
  net asset value                        3.27           2.41             4.09          (0.40)            0.99            0.84
Net asset value, beginning
  of year                               23.66          21.25            17.16          17.56            16.57           15.73
                                  ------------    -----------    -------------    -----------     ------------    ------------

Net asset value, end of year          $ 26.93        $ 23.66          $ 21.25        $ 17.16          $ 17.56         $ 16.57
                                  ============    ===========    =============    ===========     ============    ============

Ratio to average net assets:
  Expenses                              1.00%**        1.00%            1.00%          1.00%            1.00%           1.00%
  Net investment income                 2.71%**        2.82%            2.94%          2.69%            2.78%           3.33%
Other:
  Average net assets
    (000 omitted)                     $24,366        $21,953          $21,843        $27,825          $51,971         $43,061
Portfolio turnover                        35%            70%              98%           157%             148%            187%
Number of units outstanding
  at end of year (000 omitted)            943            957            1,011          1,328            2,123           3,084
Total return                           13.82%         11.31%           23.83%        (2.27%)            6.01%           5.32%

*    Amounts adjusted to reflect 10:1 reverse split for the years ended
     1992-1993.
**   Annualized.
     Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                                  INCOME FUND
                                  -----------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


 Principal
  amount                                                                                              Value
  ------                                                                                              -----
               LONG-TERM INVESTMENTS - 95.4%
               CORPORATE BONDS - 47.1%
                   Auto & Transportation - 2.7%
$1,140,000                  Ford Motor Company, 8.88%, due 01/15/22                                $  1,318,396
                                                                                                  -------------
                   Financial & Other - 41.7%
 2,400,000                  Abbott Laboratories, 5.60%, due 10/01/03                                  2,276,537
 2,500,000                  Anheuser-Busch Companies, Inc., 6.75%, due 08/01/03                       2,500,195
 2,400,000                  Associates Corporation of North America, 7.52%, due 03/29/00              2,455,788
 2,000,000                  BankAmerica Corporation, 6.20%, due 02/15/06                              1,883,748
 2,400,000                  Caterpillar Financial Services, 6.95%, due 11/01/00                       2,422,099
 1,000,000                  Ford Motor Credit Company, 6.25%, due 12/08/05                              948,554
 2,000,000                  McDonald's Corporation, 7.05%, due 11/15/25                               1,900,940
 2,410,000                  PNC Student Loan Trust, 6.14%, due 01/25/00                               2,397,950
 1,725,000                  Procter & Gamble Company, 6.45%, due 01/15/26                             1,554,589
 2,400,000                  Wal-Mart Stores, Inc., 6.75%, due 05/15/02                                2,413,169
                                                                                                  -------------
                               Total Financial & Other                                               20,753,569
                                                                                                  -------------
                   Financial Services - 2.7%
 1,321,785                  Ford Credit Grantor Trust, 5.90%, due 10/15/00                            1,323,596
                                                                                                  -------------
                              Total Corporate Bonds (Cost $23,187,814)                               23,395,561
                                                                                                  -------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 48.3%
               U.S. Government Agency Obligations - 19.9%
 2,550,000                  Federal Home Loan Mortgage Corporation, 8.35%, due 10/06/04               2,563,375
 2,486,557                  Federal National Mortgage Association, 6.50%, due 09/01/26                2,381,662
 4,950,001                  Government National Mortgage Association 7.50%, due 10/15/26              4,968,578
                                                                                                  -------------
                               Total U.S. Government Agency Obligations
                                  (Cost $9,819,706)                                                   9,913,615
                                                                                                  -------------

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                   INCOME FUND
                                   -----------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


 Principal
  amount                                                                                              Value
  ------                                                                                              -----
                   U.S. Treasury Obligations - 28.4%
$2,450,000                 U.S. Treasury Bond, 6.75%, due 08/15/26                               $   2,424,736
 3,500,000                 U.S. Treasury Bond, 8.13%, due 05/15/21                                   4,005,316
 3,500,000                 U.S. Treasury Note, 5.63%, due 11/30/98                                   3,484,691
 4,200,000                 U.S. Treasury Note, 6.38%, due 03/31/01                                   4,209,189
                                                                                                 -------------
                                Total U.S. Treasury Obligations (Cost $14,282,553)                  14,123,932
                                                                                                 -------------
                                Total U.S. Government and Agency Obligations
                                (Cost $24,102,259)                                                  24,037,547
                                                                                                 -------------
                                Total Long-Term Investments (Cost $47,290,073)                      47,433,108
                                                                                                 -------------
               SHORT-TERM INVESTMENTS - 3.3%
                   Financial Services - 2.3%
1,140,000                   Beneficial Corporation, 6.60%, due 10/29/97                              1,143,421
                                                                                                 -------------
                   Repurchase Agreement - 0.1%
                           Lehman Brothers, dated 06/30/97, 5.95%,
                              due 07/01/97 in the amount of $38,000
                              (collateralized by $39,240 U.S. Treasury Bond,
                              6.125%, due 12/31/01, with a market value of
 38,000                       $38,873 at 06/30/97), repurchase proceeds $38,006                         38,000
                                                                                                 -------------
 Number of
  shares
  ------
                   Short Term Investment Fund - 0.9%
                            Fidelity Institutional Cash Portfolios:
445,200                        Government                                                              445,200
                                                                                                 -------------
                                Total Short-Term Investments (Cost $1,626,621)                       1,626,621
                                                                                                 -------------
                                Total Investments  (Cost $48,916,694) - 98.7%                       49,059,729
         Other assets in excess of liabilities - 1.3%                                                  651,141
                                                                                                 -------------

                             NET ASSETS - 100%                                                   $  49,710,870
                                                                                                 =============


         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                   INCOME FUND
                                   -----------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


                                     Assets
                               ------------------
Investments, at value (cost $48,916,694)                                              $ 49,059,729
Cash                                                                                            91
Investment income receivable                                                               653,402
Receivable for units issued                                                                 43,281
                                                                                       -----------

          Total assets                                                                  49,756,503
                                                                                       -----------

                                   Liabilities
                               ------------------

Management fee payable                                                                      30,231
Payable for units redeemed                                                                  15,402
                                                                                       -----------

          Total liabilities                                                                 45,633
                                                                                       -----------

Net assets                                                                            $ 49,710,870
                                                                                       ===========

Net assets were comprised of:
     Units of beneficial interest                                                     $ 25,477,509
     Accumulated net investment income                                                  22,366,427
     Accumulated net realized gain                                                       1,723,899
     Net unrealized appreciation                                                           143,035
                                                                                       -----------

     Net assets at June 30, 1997                                                      $ 49,710,870
                                                                                       ===========

Unit value, offering price and redemption price per unit ($49,710,870/
     2,617,474 units of beneficial interest issued and outstanding;
     unlimited number of units authorized)                                            $      18.99
                                                                                       ===========


         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                   INCOME FUND
                                   -----------

                            STATEMENT OF OPERATIONS
                            -----------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


                              Net investment income
                              ---------------------
Income:
     Interest                                                                          $  1,684,730
                                                                                         ----------


Expenses:
     Management fee (Note 2)                                                                191,379
     Accounting fees                                                                          9,489
     Audit fees                                                                               5,746
     Directors' fees                                                                          1,174
     Insurance                                                                                2,443
     Legal fees                                                                               1,117
     Registration fees                                                                        3,027
     Miscellaneous                                                                            1,019
                                                                                         ----------
         Total expenses                                                                     215,394
     Expense subsidy (Note 3)                                                               (24,015)
                                                                                         ----------
         Net expenses                                                                       191,379
                                                                                         ----------
Net investment income                                                                     1,493,351
                                                                                         ----------

                             Net realized and unrealized gain on investments
                             -----------------------------------------------

Net realized loss on investments                                                          (210,948)
Unrealized depreciation in value of investments during the year                           (118,862)
                                                                                         ----------
Net loss on investments                                                                   (329,810)
                                                                                         ----------

Net increase in net assets resulting from operations                                   $  1,163,541
                                                                                         ==========


         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                   INCOME FUND
                                   -----------

                       STATEMENT OF CHANGES IN NET ASSETS
                       ----------------------------------
                                   (Unaudited)
                                   -----------


                                                                               Six months       Year ended
                                                                             ended June 30,    December 31,
                                                                                  1997             1996
                                                                                  ----             ----
Increase/(decrease) in net assets:
   From operations:
       Net investment income                                                  $  1,493,351     $  3,016,803
       Net realized gain/(loss) on investments                                    (210,948)         233,730
       Unrealized depreciation in value of investments
          during the year                                                         (118,862)      (2,268,924)
                                                                             --------------   --------------
          Net increase in net assets resulting from operations                   1,163,541          981,609
                                                                             --------------   --------------
   From unit transactions:
       Net proceeds from units issued                                            3,947,414        8,529,032
       Cost of units redeemed                                                   (9,014,384)     (13,347,969)
                                                                             --------------   --------------
         Net decrease in net assets resulting
           from unit transaction                                                (5,066,970)      (4,818,937)
                                                                             --------------   --------------
         Total decrease in net assets                                           (3,903,429)      (3,837,328)
Net assets, beginning of years                                                  53,614,299       57,451,627
                                                                             --------------   --------------
Net assets, end of year                                                       $ 49,710,870     $ 53,614,299
                                                                             ==============   ==============
Net change in units outstanding:
       Units issued                                                                212,082          473,031
       Units redeemed                                                             (483,237)        (738,759)
                                                                             --------------   --------------
                                                                                  (271,155)        (265,728)
                                                                             ==============   ==============

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                                   INCOME FUND
                                   -----------

                        SELECTED PER UNIT DATA AND RATIOS
                        ---------------------------------
  (Selected data for a unit outstanding throughout each of the years indicated)
                                   (Unaudited)



                                    Six months ended                          Years ended December 31,
                                        June 30,      --------------------------------------------------------------------------
                                          1997           1996           1995            1994            1993*           1992*
                                          ----           ----           ----            ----            -----           -----
Selected per unit data:
   Investment income                    $  0.61        $   1.14        $   1.09      $   0.97       $    0.97        $   1.02
   Expense                                (0.08)**        (0.15)**        (0.14)**      (0.14)**        (0.17)          (0.16)
   Expense subsidy                         0.01            0.01            0.02          0.01            0.02            0.02
                                     -----------    -----------    ------------    ------------    ------------    ------------
Net investment income                      0.54            1.00            0.97          0.84            0.82            0.88
Net realized and unrealized
   gain/(loss) on investments             (0.11)          (0.65)           1.85         (1.56)           0.67           (0.16)
                                      -----------    -----------    ------------    ------------    -----------      -----------
Net increase/(decrease) in
    net asset value                        0.43            0.35            2.82         (0.72)           1.49            0.72
Net asset value, beginning
    of year                               18.56           18.21           15.39         16.11           14.62           13.90
                                     -----------    -----------    ------------    ------------    ------------    ------------

Net asset value, end of year            $ 18.99        $  18.56        $  18.21      $  15.39        $  16.11        $  14.62
                                     ===========    ===========    ============    ============    ============    ============

Ratio to average net assets:
    Expenses                              0.75%+***       0.75%***        0.75%***      0.75%***        1.00%           1.00%
    Net investment income                 5.82%+          5.58%           5.77%         5.43%           5.20%           6.21%
Other:
   Average net assets
       (000 omitted)                    $51,722         $54,048         $54,637       $63,817         $70,750         $53,886
Portfolio turnover                          73%             72%             93%          239%            156%            285%
Number of units outstanding
    at end of year (000 omitted)          2,617           2,889           3,154         3,395           4,724           4,413
Total return                              2.31%           1.91%          18.38%        (4.47%)         10.18%           5.13%


*       Amounts adjusted to reflect 10:1 reverse split for the years ended
        1992-1993.

** Reflects management fee reduction of $65,096 or $0.03 per unit, $135,137 or $0.05 per unit, $136,617 or $0.04 per unit and $99,627 or $0.03 per unit for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively. Without management fee reduction, expense per unit is $0.11, $0.18, $0.18 and $0.17 for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively.

*** Reflects management fee reductions of 0.25% or $65,096, $135,137, $136,617 and $99,627 for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 0.8% of average net assets as the fee reduction went into effect on 5/2/94.
+       Annualized.
        Per unit amounts are calculated using average units outstanding for the period.


         The accompanying nots are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                CORE EQUITY FUND
                                ----------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


Number of
 shares                                                                                                  Value
 ------                                                                                                  -----
            COMMON STOCKS - 95.1%
                  Auto & Transportation - 2.8%
 5,700                  AMR Corporation                                                               $      527,250
 9,000                  Ford Motor Company                                                                   339,750
 3,400                  General Motors Corporation                                                           189,338
                                                                                                    -----------------
                            Total Auto & Transportation                                                    1,056,338
                                                                                                    -----------------
                  Consumer Discretionary - 8.8%
10,600                  Dayton Hudson Corporation                                                            563,787
 3,500                  Disney (Walt) Company                                                                280,875
10,700                  Federated Department Stores, Inc.*                                                   371,825
 4,900                  Home Depot, Inc.                                                                     337,794
 3,900                  McDonald's Corporation                                                               188,419
 7,900                  New York Times Company                                                               391,050
10,800                  Sears, Roebuck & Company                                                             580,500
17,600                  Wal-Mart Stores, Inc.                                                                595,100
                                                                                                    -----------------
                            Total Consumer Discretionary                                                   3,309,350
                                                                                                    -----------------
                Consumer Staples - 9.8%
13,200                  Coca-Cola Company                                                                    891,000
19,500                  Coca-Cola Enterprises                                                                448,500
 5,200                  Gillette Company                                                                     492,700
 9,200                  PepsiCo, Inc.                                                                        345,575
13,700                  Philip Morris Companies, Inc.                                                        607,938
 4,700                  Procter & Gamble Company                                                             663,875
 1,000                  Unilever, N.V.                                                                       218,000
                                                                                                    -----------------
                             Total Consumer Staples                                                        3,667,588
                                                                                                    -----------------
                 Financial Services - 15.4%
 8,500                  American Express Company                                                             633,250
 6,400                  American International Group, Inc.                                                   956,000
 3,100                  Citicorp, Inc.                                                                       373,744
18,000                  Federal National Mortgage Association                                                785,250


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                CORE EQUITY FUND
                                ----------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

 Number of
  shares                                                                               Value
  ------                                                                               -----
                Financial Services - 15.4% (continued)
  6,800                  MBIA, Inc.                                              $     767,125
  9,100                  Student Loan Marketing Association                          1,155,700
  5,300                  The Charles Schwab Corporation                                215,644
 14,100                  Travelers Group, Inc.                                         889,149
                                                                                 -------------
                              Total Financial Services                               5,775,862
                                                                                 -------------
                Healthcare - 10.7%
  4,600                  Abbott Laboratories, Inc.                                     307,050
  4,000                  American Home Products Corporation                            306,000
  6,000                  Bristol-Myers Squibb Company                                  486,000
  6,800                  Johnson & Johnson                                             437,750
  3,200                  Lilly (Eli) & Company                                         349,800
  7,600                  Merck & Company, Inc.                                         786,600
  4,400                  Pfizer, Inc.                                                  525,800
  8,400                  Schering-Plough Corporation                                   402,150
  6,100                  Teva Pharmaceutical Industries, Ltd. ADR                      394,975
                                                                                 -------------
                              Total Healthcare                                       3,996,125
                                                                                 -------------
                Integrated Oil - 9.6%
  3,400                  Amoco Corporation                                             295,587
  9,190                  British Petroleum Company PLC                                 688,101
  5,400                  Chevron Corporation                                           399,263
 13,600                  Exxon Corporation                                             836,400
 10,000                  Mobil Corporation                                             698,750
 12,400                  Royal Dutch Petroleum Company ADR                             674,250
                                                                                 -------------
                           Total Integrated Oil                                      3,592,351
                                                                                 -------------
                Materials & Processing - 10.2%
  3,500                  Aluminum Company of America                                   263,813
 10,800                  Dover Corporation                                             664,200
  3,900                  Dow Chemical Company                                          339,787
 11,400                  DuPont (E.I.) de Nemours & Company, Inc.                      716,775

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                CORE EQUITY FUND
                                ----------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

 Number of
  shares                                                                              Value
  ------                                                                              -----
                   Materials & Processing - 10.2% (continued)
  7,800                     Illinois Tool Works, Inc.                            $     389,512
  7,500                     International Paper Company                                364,219
  3,400                     Kimberly-Clark Corporation                                 169,150
  6,150                     Minnesota Mining & Manufacturing Company                   627,300
  3,300                     Phelps Dodge Corporation                                   281,119
                                                                                 -------------
                              Total Materials & Processing                           3,815,875
                                                                                 -------------
                   Other Energy - 1.3%
  3,900                     Schlumberger, Ltd.                                         487,500
                                                                                 -------------
                   Producer Durables - 8.2%
  9,200                     Allied-Signal, Inc.                                        772,800
  7,000                     Boeing Company                                             371,438
 11,300                     Emerson Electric Company                                   622,206
 19,800                     General Electric Company                                 1,294,425
                                                                                 -------------
                               Total Producer Durables                               3,060,869
                                                                                 -------------
                   Technology - 12.7%
  4,350                     Adobe Systems, Inc.                                        152,522
  3,700                     BMC Software, Inc. *                                       204,887
  3,800                     Cisco Systems, Inc.*                                       255,075
  5,800                     Compaq Computer Corporation*                               575,650
  3,200                     Computer Associates International, Inc.                    178,200
  5,500                     Hewlett-Packard Company                                    308,000
  6,300                     Intel Corporation                                          893,419
  6,100                     International Business Machines Corporation                550,144
  9,900                     Microsoft Corporation*                                   1,251,112
  2,700                     Motorola, Inc.                                             205,200
  2,300                     Texas Instruments, Inc.                                    193,344
                                                                                 -------------
                               Total Technology                                      4,767,553
                                                                                 -------------

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                CORE EQUITY FUND
                                ----------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

 Number of
  shares                                                                                       Value
  ------                                                                                       -----
                   Utilities - 5.6%
   5,050                    AT&T Corporation                                              $      177,066
   4,300                    GTE Corporation                                                      188,662
   3,038                    Lucent Technologies, Inc.                                            218,926
   9,500                    MCI Communications Corporation                                       363,672
  13,800                    NIPSCO Industries, Inc.                                              570,112
   9,600                    SBC Communications, Inc.                                             594,000
                                                                                          --------------
                                Total Utilities                                                2,112,438
                                                                                          --------------
                                Total Common Stocks (Cost $22,420,440)                        35,641,849
                                                                                          --------------
 Principal
  amount
  ------
               SHORT-TERM INVESTMENTS - 4.4%
                   Repurchase Agreement - 2.3%
                           Lehman Brothers, dated 06/30/97, 5.95%, due 07/01/97
                           in the amount of $865,000 (collateralized by $893,226
                           U.S. Treasury Bond, 6.125%, due 12/31/01, with a
                           market value of $884,861 at 06/30/97),
$865,000                   repurchase proceeds $865,143                                          865,000
                                                                                          --------------
Number
  of
shares
------
                   Short Term Investment Fund - 2.1%
                            Fidelity Institutional Cash Portfolios:
778,089                        Government                                                        778,089
                                                                                          --------------
                                  Total Short-Term Investments (Cost $1,643,089)               1,643,089
                                                                                          --------------
                                  Total Investments  (Cost $24,063,529) - 99.5%               37,284,938
               Other assets in excess of liabilities - 0.5%                                      176,478
                                                                                          --------------

                                  NET ASSETS - 100%                                       $   37,461,416
                                                                                          ==============

*  Non-income producing security.


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                CORE EQUITY FUND
                                ----------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

                                     Assets
                               ------------------
Investments, at value (cost $24,063,529)                                              $  37,284,938
Cash                                                                                            812
Investment income receivable                                                                 37,805
Receivable for investments sold                                                             141,940
Receivable for units issued                                                                  42,523
                                                                                        -----------
          Total assets                                                                   37,508,018
                                                                                        -----------
                                   Liabilities
                               ------------------

Management fee payable                                                                       30,802
Payable for units redeemed                                                                   15,800
                                                                                        -----------
          Total liabilities                                                                  46,602
                                                                                        -----------

Net assets                                                                            $  37,461,416
                                                                                        ===========

Net assets were comprised of:
     Units of beneficial interest                                                     $  21,063,768
     Accumulated net investment income                                                    1,101,751
     Accumulated net realized gain                                                        2,074,488
     Net unrealized appreciation                                                         13,221,409
                                                                                        -----------
     Net assets at June 30, 1997                                                      $  37,461,416
                                                                                        ===========

Unit value, offering price and redemption price per unit ($37,461,416/
     1,958,358 units of beneficial interest issued and outstanding;
     unlimited number of units authorized)                                            $       19.13
                                                                                        ===========


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                CORE EQUITY FUND
                                ----------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

                              Net investment income
                              ---------------------
Income:
     Dividends                                                                     $   253,858
     Interest                                                                           53,822
                                                                                    ----------
         Total income                                                                  307,680
                                                                                    ----------

Expenses:
     Management fee (Note 2)                                                           165,417
     Accounting fees                                                                     9,489
     Audit fees                                                                          5,746
     Directors' fees                                                                     1,174
     Insurance                                                                           2,185
     Legal fees                                                                          1,117
     Registration fees                                                                   3,527
     Miscellaneous                                                                       1,019
                                                                                    ----------
         Total expenses                                                                189,674
     Expense subsidy (Note 3)                                                          (24,257)
                                                                                    ----------
         Net expenses                                                                  165,417
                                                                                    ----------
Net investment income                                                                  142,263
                                                                                    ----------

                 Net realized and unrealized gain on investments
                 -----------------------------------------------

Net realized gain on investments                                                       710,863
Unrealized appreciation in value of investments during the year                      5,328,769
                                                                                    ----------
Net gain on investments                                                              6,039,632
                                                                                    ----------

Net increase in net assets resulting from operations                               $ 6,181,895
                                                                                    ==========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------

                               CORE EQUITY FUND
                               ----------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------
                                  (Unaudited)
                                  -----------

                                                     Six months      Year ended
                                                    ended June 30,  December 31,
                                                        1997            1996
                                                        ----            ----
Increase/(decrease) in net assets:
  From operations:
    Net investment income                           $   142,263     $   292,789
    Net realized gain investments                       710,863         374,940
    Unrealized appreciation in value of
      investments during the year                     5,328,769       4,766,319
                                                    -----------     -----------
        Net increase in net assets resulting
          from operations                             6,181,895       5,434,048
                                                    -----------     -----------

  From unit transactions:
    Net proceeds from units issued                    6,905,739       6,279,420
    Cost of units redeemed                           (4,209,795)     (7,497,025)
                                                    -----------     -----------
        Net increase/(decrease) in net assets
          resulting from unit transactions            2,695,944      (1,217,605)
                                                    -----------     -----------
        Total increase in net assets                  8,877,839       4,216,443

Net assets, beginning of year                        28,583,577      24,367,134
                                                    -----------     -----------

Net assets, end of year                             $37,461,416     $28,583,577
                                                    ===========     ===========

Net change in units outstanding:
    Units issued                                        401,519         440,515
    Units redeemed                                     (236,648)       (520,615)
                                                    -----------     -----------
                                                        164,871         (80,100)
                                                    ===========     ===========

         The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------

                               CORE EQUITY FUND
                               ----------------

                       SELECTED PER UNIT DATA AND RATIOS
                       ---------------------------------

(Selected data for a unit outstanding throughout each of the years indicated)
                                  (Unaudited)


                                      Six months ended
                                          June 30,                            Years ended December 31,
                                                         --------------------------------------------------------------------------
                                            1997             1996             1995              1994               1993*
                                            ----             ----             ----              ----               -----
Selected per unit data:
  Investment income                        $ 0.16           $ 0.30           $ 0.29            $ 0.28             $ 0.21
  Expenses                                  (0.10)           (0.16)           (0.14)#           (0.13)             (0.20)#
  Expense subsidy                            0.01             0.02             0.02              0.03               0.13
                                       ----------       ----------       ----------        ----------         ----------
Net investment income                        0.07             0.16             0.17              0.18               0.14
Net realized and unrealized
  gain/(loss) on investments                 3.12             2.77             2.48             (0.62)              0.66
                                       ----------       ----------       ----------        ----------         ----------
Net increase/(decrease) in
  net asset value                            3.19             2.93             2.65             (0.44)              0.80
Net asset value beginning
  of year                                   15.94            13.01            10.36             10.80              10.00
                                       ----------       ----------       ----------        ----------         ----------
Net asset value, end of year              $ 19.13          $ 15.94          $ 13.01           $ 10.36            $ 10.80
                                       ==========       ==========       ==========        ==========         ==========
Ratio to average net assets:
  Expenses                                  1.00%**          1.00%            1.00%             1.00%              1.00%##
  Net investment income                     0.86%**          1.10%            1.44%             1.68%              1.84%**
Other:
  Average net assets
     (000 omitted)                        $33,370          $26,542          $22,336           $16,948            $ 4,356
Portfolio turnover                            14%              29%             133%              129%                83%
Number of units outstanding
  at end of year (000 omitted)              1,958            1,793            1,874             2,030              1,086
Total return                               20.03%           22.54%           25.53%            (4.03%)             7.95%***

# Reflects voluntary fee waiver of $6,949 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.21.
## Does not reflect voluntary waiver of management fees in 1993 of $6,949. Net of the voluntary management fee waiver, the net expense ratio is 0.79% of average net assets. This figure is annualized.
*     Commencement of Operations April 1, 1993.
**    Annualized.
***   Nonannualized.
Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           SMALL CAPITALIZATION FUND
                           -------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

Number of
 shares                                                                                          Value
 ------                                                                                          -----
             COMMON STOCKS - 96.4%
                 Auto & Transportation - 4.6%
 14,250                  AAR Corporation                                                     $      460,453
  8,550                  Air Express International Corporation                                      339,863
 15,350                  Offshore Logistics, Inc.*                                                  289,731
  7,350                  Tower Automotive, Inc.*                                                    316,050
                                                                                           -----------------
                             Total Auto & Transportation                                          1,406,097
                                                                                           -----------------
                 Consumer Discretionary - 16.4%
  7,500                  CDI Corporation                                                            312,656
 11,900                  Carson Pirie Scott Company*                                                377,825
  8,300                  Cinar Films, Inc.*                                                         269,750
 11,450                  Corrections Corporation of America*                                        455,138
 10,900                  Fair Isaac & Company                                                       485,731
 13,100                  Mohawk Industries*                                                         298,025
 12,150                  Personnel Group of America, Inc.*                                          350,072
 10,200                  Proffitt's, Inc.*                                                          447,525
 13,650                  Stage Stores, Inc.*                                                        355,753
 15,600                  Servico, Inc.*                                                             232,050
 12,450                  St. John Knits, Inc.                                                       672,300
  7,345                  Unavision*                                                                 287,373
 15,700                  Waban, Inc.*                                                               505,344
                                                                                           -----------------
                             Total Consumer Discretionary                                         5,049,542
                                                                                           -----------------
                 Consumer Staples - 6.3%
 14,050                  JP Food Service*                                                           403,059
 28,800                  Lojack Corporation*                                                        414,000
 15,200                  Richfood Holdings, Inc.                                                    395,200
  9,000                  Schweitzer-Mauduit International, Inc.                                     337,500
  9,800                  Suiza Foods Corporation*                                                   401,800
                                                                                           -----------------
                             Total Consumer Staples                                               1,951,559
                                                                                           -----------------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           SMALL CAPITALIZATION FUND
                           -------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


Number of
 shares                                                                                             Value
 ------                                                                                             -----
                 Financial Services - 15.2%
  8,900                  Allied Group, Inc.                                                    $     338,200
 10,000                  Bank United Corporation                                                     380,000
 12,025                  Capstead Mortgage Corporation                                               296,867
 24,850                  City National Corporation                                                   597,953
 10,322                  Delphi Financial Group, Inc.*                                               397,397
  6,400                  Evans Withycombe Residential, Inc.                                          132,800
  3,150                  Finova Group, Inc.                                                          240,975
  5,500                  First Savings Bank of Washington Bancorp, Inc.                              122,375
  3,200                  JSB Financial, Inc.                                                         138,400
 15,300                  Klamath First Bancorp, Inc.                                                 292,613
  8,700                  Magna Group, Inc.                                                           302,325
 19,900                  TR Financial Corporation                                                    501,231
 10,750                  Vesta Insurance Group, Inc.                                                 464,938
 15,600                  Weeks Corporation                                                           487,500
                                                                                            -----------------
                              Total Financial Services                                             4,693,574
                                                                                            -----------------
                 Healthcare - 13.3%
 21,550                  ADAC Laboratories                                                           509,119
 18,450                  Ballard Medical Products                                                    370,153
 13,550                  Centocor, Inc.*                                                             420,897
 11,400                  IMPATH, Inc.*                                                               310,650
 17,400                  Multicare Companies, Inc.*                                                  476,325
 16,750                  OccuSystems, Inc.*                                                          485,750
 11,544                  Pharmaceutical Product Development, Inc.*                                   253,968
 15,550                  Sofamor/Danek Group, Inc.*                                                  711,413
 13,900                  Sybron International Corporation*                                           554,262
                                                                                            -----------------
                              Total Healthcare                                                     4,092,537
                                                                                            -----------------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           SMALL CAPITALIZATION FUND
                           -------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


Number of
 shares                                                                                                   Value
 ------                                                                                                   -----
                  Integrated Oil - 3.2%
 12,900                  Abraxas Petroleum Corporation*                                              $        165,684
 17,750                  Coho Energy, Inc.*                                                                   188,594
 13,700                  Lomak Petroleum, Inc.                                                                244,031
  8,100                  Louis Dreyfus Natural Gas Corporation*                                               131,625
 18,000                  Plains Resources, Inc.*                                                              265,500
                                                                                                     -----------------
                              Total Integrated Oil                                                            995,434
                                                                                                     -----------------
                  Materials & Processing - 8.1%
 19,250                  Chase Brass Industries, Inc.*                                                        469,219
 15,933                  Delta & Pine Land Company                                                            567,613
 11,300                  EVI, Inc.*                                                                           474,600
 12,050                  Jacobs Engineering Group, Inc.*                                                      323,844
  8,100                  NCI Building Systems, Inc.*                                                          262,238
 15,600                  Pegasus Gold, Inc.*                                                                   95,550
  4,150                  Potash Corporation Saskatchewan, Inc.                                                311,509
                                                                                                     -----------------
                              Total Materials & Processing                                                  2,504,573
                                                                                                     -----------------
                  Other Energy - 4.6%
  4,700                  Atwood Oceanics*                                                                     314,900
 22,150                  Dawson Production Services, Inc.*                                                    310,100
 12,200                  Falcon Drilling Company, Inc.*                                                       703,025
  4,000                  Rutherford-Moran Oil Corporation*                                                     94,000
                                                                                                     -----------------
                              Total Other Energy                                                            1,422,025
                                                                                                     -----------------
                  Producer Durables - 3.9%
 23,150                  Figgie International, Inc.*                                                          318,312
  1,600                  Halter Marine Group, Inc.*                                                            38,400
  6,700                  Oregon Metallurgical Corporation*                                                    188,438
 14,150                  Tracor, Inc.*                                                                        355,519
  8,100                  USA Waste Services, Inc.*                                                            312,862
                                                                                                     -----------------
                              Total Producer Durables                                                       1,213,531
                                                                                                     -----------------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           SMALL CAPITALIZATION FUND
                           -------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

Number of
  shares                                                                                                      Value
  ------                                                                                                      -----
                  Technology - 18.3%
  15,600                  Actel Corporation*                                                           $       266,175
  15,500                  Analyst International Company                                                        519,250
   6,100                  BISYS Group, Inc.*                                                                   254,675
  11,700                  BancTec, Inc.*                                                                       303,469
   8,850                  Black Box Corporation*                                                               356,213
  13,200                  CHS Electronics, Inc.*                                                               349,800
   8,400                  Computer Products, Inc.*                                                             210,000
  17,700                  Comverse Technology, Inc.*                                                           920,400
  10,600                  Fisher Scientific International                                                      503,500
  15,150                  National Computer Systems, Inc.                                                      403,369
  12,500                  National TechTeam, Inc.*                                                             267,187
  18,700                  PRI Automation, Inc.*                                                                709,431
   8,100                  Visio Corporation*                                                                   571,050
                                                                                                      -----------------
                               Total Technology                                                              5,634,519
                                                                                                      -----------------
                  Utilities - 2.5%
   8,750                  California Energy Company, Inc.*                                                     332,500
  10,800                  Tejas Gas Corporation*                                                               423,900
                                                                                                      -----------------
                               Total Utilities                                                                 756,400
                                                                                                      -----------------
  Principal                    Total Common Stocks (Cost $22,124,022)                                       29,719,790
   amount                                                                                             -----------------
   ------
                SHORT-TERM INVESTMENTS - 4.0%
                  Repurchase Agreement - 1.9%
                          Lehman Brothers, dated 06/30/97, 5.95%,
                            due 07/01/97 in the amount of $576,000
                            (collateralized by $594,796 U.S. Treasury Bond,
                            6.125%, due 12/31/01, with a market value of
                            $589,226 at 06/30/97), repurchase
$ 576,000                   proceeds $576,095                                                                  576,000
                                                                                                      -----------------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           SMALL CAPITALIZATION FUND
                           -------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

Number of
  shares                                                                                                 Value
  ------                                                                                                 -----
                  Short Term Investment Fund - 0.2%
                        Fidelity Institutional Cash Portfolios:
69,000                     Government                                                               $        69,000
                                                                                                    -----------------
Principal
  amount
  ------
                  U.S. Government Obligations - 1.9%
$ 315,000              U.S. Treasury Bill, 5.11%, due 07/10/97**                                            314,598
  268,000              U.S. Treasury Bill, 5.07%, due 07/17/97**                                            267,396
                                                                                                    -----------------
                             Total U.S. Government Obligations                                              581,994
                                                                                                    -----------------
                             Total Short-Term Investments (Cost $1,226,994)                               1,226,994
                                                                                                    -----------------
                             Total Investments  (Cost $23,351,016) - 100.4%                              30,946,784
               Liabilities in excess of other assets - (0.4%)                                              (129,723)
                                                                                                    -----------------

                             NET ASSETS - 100%                                                      $    30,817,061
                                                                                                    =================

    *    Non-income producing security.
    **   Rate disclosed is as of June 30, 1997.

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                            SMALL CAPITALIZATION FUND
                            -------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

                                                       Assets
                                                     ----------
Investments, at value (cost $23,351,016)                                                          $    30,946,784
Cash                                                                                                          162
Investment income receivable                                                                                5,592
Receivable for investments sold                                                                           190,491
Receivable for units issued                                                                                32,120
                                                                                                     ------------
      Total assets                                                                                     31,175,149
                                                                                                     ------------
                                                     Liabilities
                                                   ---------------
Payable for investments purchased                                                                         329,866
Management fee payable                                                                                     25,262
Payable for units redeemed                                                                                  2,960
                                                                                                     ------------
      Total liabilities                                                                                   358,088
                                                                                                     ------------
Net assets                                                                                        $    30,817,061
                                                                                                     ============
Net assets were comprised of:
   Units of beneficial interest                                                                   $    20,213,147
   Accumulated net investment income                                                                      120,360
   Accumulated net realized gain                                                                        2,887,786
   Net unrealized appreciation                                                                          7,595,768
                                                                                                     ------------
   Net assets at June 30, 1997                                                                    $    30,817,061
                                                                                                     ============

Unit value, offering price and redemption price per unit ($30,817,061/
   1,577,115 units of beneficial interest issued and outstanding; unlimited number
   of units authorized)                                                                           $         19.54
                                                                                                     ============


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                            SMALL CAPITALIZATION FUND
                            -------------------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

                                           Net investment income
                                           ---------------------
Income:
   Dividends                                                                                    $        72,000
   Interest                                                                                              51,014
                                                                                                  --------------
      Total income                                                                                      123,014
                                                                                                  --------------
Expenses:
   Management fee (Note 2)                                                                              121,273
   Accounting fees                                                                                        9,489
   Audit fees                                                                                             5,746
   Directors' fees                                                                                        1,174
   Insurance                                                                                              2,019
   Legal fees                                                                                             1,117
   Registration fees                                                                                      5,537
   Miscellaneous                                                                                            779
                                                                                                  --------------
      Total expenses                                                                                    147,134

   Expense subsidy (Note 3)                                                                             (25,861)
                                                                                                  ---------------
      Net expenses                                                                                      121,273
                                                                                                  --------------
Net investment income                                                                                     1,741
                                                                                                  --------------
                              Net realized and unrealized gain on investments
                              -----------------------------------------------
Net realized gain on investments                                                                        420,208
Unrealized appreciation in value of investments during the year                                       3,003,118
                                                                                                  --------------
Net gain on investments                                                                               3,423,326
                                                                                                  --------------
Net increase in net assets resulting from operations                                            $     3,425,067
                                                                                                  ==============


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                            SMALL CAPITALIZATION FUND
                            -------------------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------
                                   (Unaudited)
                                   -----------

                                                                              Six months            Year ended
                                                                            ended June 30,          December 31,
                                                                                 1997                  1996
                                                                                 ----                  ----
Increase/(decrease) in net assets:
  From operations:
    Net investment income                                                    $      1,741           $      5,774
    Net realized gain on investments                                              420,208              2,846,278
    Unrealized appreciation in value of investments
     during the year                                                            3,003,118              1,536,847
                                                                          -----------------       ----------------
     Net increase in net assets resulting from operations                       3,425,067              4,388,899
                                                                          -----------------       ----------------
  From unit transactions:
    Net proceeds from units issued                                              9,444,011              7,179,789
    Cost of units redeemed                                                     (2,802,226)            (3,666,519)
                                                                          -----------------        ---------------
     Net increase in net assets resulting
      from unit transactions                                                    6,641,785              3,513,270
                                                                          -----------------       ----------------
     Total increase in net assets                                              10,066,852              7,902,169
Net assets, beginning of year                                                  20,750,209             12,848,040
                                                                          -----------------       ----------------

Net assets, end of year                                                      $ 30,817,061           $ 20,750,209
                                                                          =================       ================
Net change in units outstanding:
    Units issued                                                                  550,323               458,305
    Units redeemed                                                               (155,305)             (234,176)
                                                                          -----------------        ---------------

                                                                                  395,018                224,129
                                                                          =================       ================


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------
                                  AVESTA TRUST
                                  ------------

                            SMALL CAPITALIZATION FUND
                            -------------------------

                        SELECTED PER UNIT DATA AND RATIOS
                        ---------------------------------
                                   (Unaudited)
                                   -----------

  (Selected data for a unit outstanding throughout each of the years indicated)

                                      Six months ended                           Years ended December 31,
                                          June 30,        -----------------------------------------------------------------------
                                           1997             1996             1995               1994              1993***
                                           ----             ----             ----               ----              -------
Selected per unit data:
  Investments income                         $0.09         $   0.16          $   0.17           $   0.16          $    0.09
  Expenses                                   (0.10)**         (0.18)**          (0.16)**           (0.15)**           (0.17)#
  Expense subsidy                            0.01              0.03              0.04               0.05               0.10
                                        ------------    -------------    --------------     --------------     --------------
Net investment income                        0.00              0.01              0.05               0.06               0.02
Net realized and unrealized
  gain/(loss) on investments                 1.99              4.13              3.13              (0.72)              0.87
                                        ------------    -------------    --------------     --------------     --------------
Net increase/(decrease) in
  net asset value                            1.99              4.14              3.18              (0.66)              0.89
Net asset value, beginning
  of year                                   17.55             13.41             10.23              10.89              10.00
                                        ------------    -------------    --------------     --------------     --------------

Net asset value, end of year              $ 19.54          $  17.55          $  13.41           $  10.23          $   10.89
                                        ============    =============    ==============     ==============     ==============

Ratio to average net assets:
  Expenses                                  1.00%+*           1.00%*            1.00%*             1.00%*             1.15%##
  Net investment income                     0.01%             0.04%             0.46%              0.55%              0.28%+
Other:
  Average net assets
     (000 omitted)                        $24,368           $16,384           $10,378             $9,678            $ 5,768
Portfolio turnover                            26%               68%               89%               120%               161%
Number of units outstanding
  at end of year (000 omitted)              1,577             1,182               958                906                903
Total return                               11.32%            30.88%            31.14%             (6.12%)             8.94%****

+     Annualized.
# Reflects voluntary fee waiver of $14,349 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.19.
## Does not reflect voluntary waiver of management fees of $14,349. Net of the voluntary management fee waiver, the net expense ratio is 0.82% of average net assets. This figure is annualized.
* Reflects management fee reduction of 0.15% or $17,690, $24,219, $15,584 and $9,153 for the for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 1.06% of average net assets as the fee reduction went into effect on May 2, 1994.
** Reflects management fee reduction of $17,690 or $0.01 per unit, $24,219 or $0.02 per unit, $15,584 or $0.02 per unit and $9,153 or $0.01 per unit for the for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively. Without management fee reduction, expense per unit is $0.11, $0.19, $0.17 and $0.16 for the for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively.
***   Commencement of Operations April 1, 1993.
****  Not annualized.
      Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


             SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
             -------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Principal
 amount                                                                                                Value
 ------                                                                                                -----
             INTERMEDIATE-TERM U.S. GOVERNMENT
              OBLIGATIONS - 96.8%
               U.S. Government Agency Obligations - 30.5%
$1,330,000          Federal Farm Credit Bank, 6.90%, due 05/01/02                                   $  1,348,819
 1,300,000          Federal Home Loan Bank, 6.79%, due 04/17/01                                        1,314,472
                    Federal Home Loan Mortgage Corporation,
 2,586,328            5.60%, due 09/15/00                                                              2,546,628
                    Federal National Mortgage Association,
 2,392,091            6.00%, due 05/01/01                                                              2,323,318
                                                                                                -----------------
                        Total U.S. Government Agency Obligations                                       7,533,237
                                                                                                -----------------
               U.S. Government Obligations - 66.3%
 1,000,000          U.S. Treasury Note, 5.13%, due 02/28/98                                              996,251
 4,666,000          U.S. Treasury Note, 5.50%, due 11/15/98                                            4,638,298
 1,265,000          U.S. Treasury Note, 5.75%, due 08/15/03                                            1,221,912
 1,000,000          U.S. Treasury Note, 5.88%, due 04/30/98                                            1,001,251
 1,500,000          U.S. Treasury Note, 5.88%, due 10/31/98                                            1,498,595
   900,000          U.S. Treasury Note, 5.88%, due 11/30/01                                              883,126
 2,000,000          U.S. Treasury Note, 6.38%, due 04/30/99                                            2,011,252
   400,000          U.S. Treasury Note, 6.50%, due 05/31/01                                              402,375
 1,100,000          U.S. Treasury Note, 6.88%, due 05/15/06                                            1,123,032
 2,500,000          U.S. Treasury Note, 7.75%, due 11/30/99                                            2,587,502
                                                                                                -----------------
                        Total U.S. Government Obligations                                             16,363,594
                                                                                                -----------------
                        Total Intermediate-Term U.S. Government
                         Obligations (Cost $23,833,952)                                               23,896,831
                                                                                                -----------------

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


             SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
             -------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

   Principal
    amount                                                                                               Value
    ------                                                                                               -----
               SHORT-TERM INVESTMENTS - 2.0%
                 Repurchase Agreement - 0.4%
                     Lehman Brothers, dated 06/30/97, 5.95%,
                       due 07/01/97 in the amount of $99,000
                       (collateralized by $102,231 U.S. Treasury Bond,
                       6.125%, due 12/31/01, with a market value of
                       $101,273 at 06/30/97), repurchase
  $ 99,000             proceeds $99,016                                                               $    99,000
                                                                                                    --------------

  Number of
   shares
   ------
                 Short Term Investment Fund - 1.6%
                     Fidelity Institutional Cash Portfolios:
   401,000            Government                                                                          401,000
                                                                                                    --------------
                          Total Short-Term Investments (Cost $500,000)                                    500,000
                                                                                                    --------------
                          Total Investments (Cost $24,333,952) - 98.8%                                24,396,831
                 Other assets in excess of liabilities - 1.2%                                             306,033
                                                                                                    --------------

                          NET ASSETS - 100%                                                           $24,702,864
                                                                                                    ==============

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


             SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
             -------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                       -----------------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

                                                     Assets
                                                   -----------
Investments, at value (cost $24,333,952)                                                        $     24,396,831
Cash                                                                                                         604
Investment income receivable                                                                             209,978
Receivable for investments sold                                                                           90,887
Receivable for units issued                                                                              130,741
                                                                                                 ----------------
      Total assets                                                                                    24,829,041
                                                                                                 ----------------
                                                     Liabilities
                                                   ---------------
Management fee payable                                                                                    15,061
Payable for units redeemed                                                                               111,116
                                                                                                 ----------------
      Total liabilities                                                                                  126,177
                                                                                                 ----------------

Net assets                                                                                       $     24,702,864
                                                                                                 ================

Net assets were comprised of:
   Units of beneficial interest                                                                  $     20,758,261
   Accumulated net investment income                                                                    4,713,566
   Accumulated net realized loss                                                                         (831,842)
   Net unrealized appreciation                                                                             62,879
                                                                                                  ----------------

   Net assets at June 30, 1997                                                                   $     24,702,864
                                                                                                  ================

Unit value, offering price and redemption price per unit ($24,702,864/
   2,070,359 units of beneficial interest issued and outstanding;
   unlimited number of units authorized)                                                         $          11.93
                                                                                                  ================

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


             SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
             -------------------------------------------------------

                             STATEMENT OF OPERATIONS
                             -----------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

                                          Net investment income
                                          ---------------------
Income:
  Interest                                                                                  $   819,440
                                                                                             -----------

Expenses:
  Management fee (Note 2)                                                                        99,304
  Accounting fees                                                                                 9,489
  Audit fees                                                                                      5,746
  Directors fees                                                                                  1,174
  Insurance                                                                                       2,185
  Legal fees                                                                                      1,117
  Registration fees                                                                               2,517
  Miscellaneous                                                                                   1,019
                                                                                             -----------
    Total expenses                                                                              122,551
  Expense subsidy (Note 3)                                                                      (23,247)
                                                                                             -----------
    Net expenses                                                                                 99,304
                                                                                             -----------
Net investment income                                                                           720,136
                                                                                             -----------

                               Net realized and unrealized loss on investments
                               -----------------------------------------------
Net realized loss on investments                                                                (88,763)
Unrealized depreciation in value of investments during the year                                 (53,561)
                                                                                             -----------
Net loss on investments                                                                        (142,324)
                                                                                             -----------

Net increase in net assets resulting from operations                                        $   577,812
                                                                                             ===========

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


             SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
             -------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
                       ----------------------------------
                                   (Unaudited)
                                   -----------

                                                                              Six months            Year ended
                                                                            ended June 30,          December 31,
                                                                                 1997                  1996
                                                                                 ----                  ----
Increase/(decrease) in net assets:
  From operations:

    Net investment income                                                     $   720,136            $ 1,492,190
    Net realized loss on investments                                              (88,763)              (261,104)
    Unrealized depreciation in value of investments
      during the year                                                             (53,561)              (513,449)
                                                                              -----------            -----------
      Net increase in net assets resulting from operations                        577,812                717,637
                                                                              -----------            -----------
  From unit transactions:
    Net proceeds from units issued                                              4,393,131              8,522,957
    Cost of units redeemed                                                     (8,818,860)            (9,473,140)
                                                                              -----------            -----------
     Net decrease in net assets resulting
       from unit transactions                                                  (4,425,729)              (950,183)
                                                                              -----------            -----------
     Total decrease in net assets                                              (3,847,917)              (232,546)
Net assets, beginning of year                                                  28,550,781             28,783,327
                                                                              -----------            -----------
Net assets, end of year                                                       $24,702,864            $28,550,781
                                                                              ===========            ===========
Net change in units outstanding:
    Units issued                                                                  373,251                745,912
    Units redeemed                                                               (752,344)              (832,085)
                                                                              -----------            -----------

                                                                                 (379,093)               (86,173)
                                                                              ===========            ===========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
            -------------------------------------------------------

                       SELECTED PER UNIT DATA AND RATIOS
                       ---------------------------------
 (Selected data for a unit outstanding throughout each of the years indicated)
                                  (Unaudited)


                                Six months ended
                                     June 30,                                      Years ended December 31,
                              ------------------------    -----------------------------------------------------------------------
                                             1997                1996              1995              1994               1993*
                                             ----                ----              ----              ----               -----
Selected per unit data:
  Investment income                       $  0.36             $  0.69           $  0.66           $  0.52          $    0.33
  Expenses                                  (0.05)              (0.10)            (0.10)            (0.09)             (0.11)#
  Expense subsidy                            0.01                0.01              0.02              0.02               0.07
                                      ------------       -------------    --------------    --------------     --------------
Net investment income                        0.32                0.60              0.58              0.45               0.29
Net realized and unrealized
  gain/(loss) on investments                (0.05)              (0.29)             0.63             (0.55)             (0.05)
                                      ------------       -------------    --------------    --------------     --------------
Net increase/(decrease) in
  net asset value                            0.27                0.31              1.21             (0.10)              0.24
Net asset value, beginning
  of year                                   11.66               11.35             10.14             10.24              10.00
                                      ------------       -------------    --------------    --------------     --------------

Net asset value, end of year              $ 11.93             $ 11.66           $ 11.35           $ 10.14          $   10.24
                                      ============       =============    ==============    ==============     ==============

Ratio to average net assets:
  Expenses                                  0.75%**             0.75%             0.75%             0.75%              0.75%##
  Net investment income                     5.44%**             5.26%             5.38%             4.41%              3.76%**
Other:
  Average net assets
     (000 omitted)                        $26,717             $28,354           $24,350           $21,504          $   8,598
Portfolio turnover                            46%                177%              187%              268%               247%
Number of units outstanding
  at end of year (000 omitted)              2,070               2,449             2,536             2,269              1,698
Total return                                2.35%               2.68%            12.01%            (1.05%)             2.43%***

# Reflects voluntary fee waiver of $9,789 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.13.
## Does not reflect voluntary waiver of management fees of $9,789. Net of the voluntary management fee waiver, the net expense ratio is 0.60% of average net assets. This figure is annualized.
*    Commencement of Operations April 1, 1993.
**   Annualized.
***  Not annualized.
     Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                         U.S. GOVERNMENT SECURITIES FUND
                         -------------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Principal
 amount                                                                                                     Value
 ------                                                                                                     -----
             LONG-TERM U.S. GOVERNMENT OBLIGATIONS  89.0%
                U.S. Treasury Bonds - 79.7%
$ 1,850,000             U.S. Treasury Bond, 6.25%, due 08/15/23                                          $ 1,712,408
    420,000             U.S. Treasury Bond, 6.75%, due 08/15/26                                              415,669
                                                                                                         -----------
                             Total U.S. Treasury Bond                                                      2,128,077
                                                                                                         -----------
                U.S. Treasury Note - 9.3%
    250,000             U.S. Treasury Note, 5.63%, due 11/30/98                                              248,906
                                                                                                         -----------
                             Total Long-Term U.S. Government
                               Obligations (Cost $2,312,324)                                               2,376,983
                                                                                                         -----------
             SHORT-TERM INVESTMENTS - 5.2%
                 Repurchase Agreement - 3.6%
                       Lehman Brothers, dated 06/30/97, 5.95%,
                          due 07/01/97 in the amount of $97,000
                          (collateralized by $100,165 U.S. Treasury Bond,
                          6.125%, due 12/31/01, with a market value of
                          $99,227 at 06/30/97), repurchase
     97,000               proceeds $97,016                                                                    97,000
                                                                                                         -----------
Number of
 shares
 ------
                 Short Term Investment Fund - 1.6%
                       Fidelity Institutional Cash Portfolios:
     41,000               Government                                                                         41,000
                                                                                                         -----------
                             Total Short-Term Investments (Cost $138,000)                                    138,000
                                                                                                         -----------
                             Total Investments (Cost $2,450,324) - 94.2%                                   2,514,983
             Other assets in excess of liabilities - 5.8%                                                    154,486
                                                                                                         -----------
                             NET ASSETS - 100%                                                           $ 2,669,469
                                                                                                         ===========

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                         U.S. GOVERNMENT SECURITIES FUND
                         -------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                       -----------------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

                                                       Assets
                                                     ----------

Investments, at value (cost $2,450,324)                                                              $     2,514,983
Cash                                                                                                             413
Investment income receivable                                                                                  55,481
Receivable for units issued                                                                                  100,247
                                                                                                     ----------------
         Total assets                                                                                      2,671,124
                                                                                                     ----------------

                                                     Liabilities
                                                   ---------------

Management fee payable                                                                                         1,655
                                                                                                     ----------------
         Total liabilities                                                                                     1,655
                                                                                                     ----------------

 Net assets                                                                                          $     2,669,469
                                                                                                     ================

Net assets were comprised of:
     Units of beneficial interest                                                                    $     2,140,478
     Accumulated net investment income                                                                       652,400
     Accumulated net realized loss                                                                         (188,068)
     Net unrealized appreciation                                                                              64,659
                                                                                                     ----------------

     Net assets at June 30, 1997                                                                     $     2,669,469
                                                                                                     ================

Unit value, offering price and redemption price per unit ($2,669,469/
     205,918 units of beneficial interest issued and outstanding; unlimited number of
     units authorized)                                                                               $         12.96
                                                                                                     ================

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                         U.S. GOVERNMENT SECURITIES FUND
                         -------------------------------

                             STATEMENT OF OPERATIONS
                             -----------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

                                          Net investment income
                                          ---------------------
Income:
     Interest                                                                                       $         90,286
                                                                                                       --------------

Expenses:
     Management fee (Note 2)                                                                                   9,881
     Accounting fees                                                                                           9,489
     Audit fees                                                                                                5,746
     Directors' fees                                                                                           1,174
     Insurance                                                                                                 1,733
     Legal fees                                                                                                1,117
     Registration fees                                                                                         2,517
     Miscellaneous                                                                                               757
                                                                                                       --------------
        Total expenses                                                                                        32,414
     Expense subsidy (Note 3)                                                                                (22,533)
                                                                                                       --------------
        Net expenses                                                                                           9,881
                                                                                                       --------------
Net investment income                                                                                         80,405
                                                                                                       --------------
                          Net realized and unrealized gain on investments
                          -----------------------------------------------
Net realized gain on investments                                                                               3,165
Unrealized depreciation in value of investments during the year                                              (42,149)
                                                                                                       --------------
Net loss on investments                                                                                      (38,984)
                                                                                                       --------------

Net increase in net assets resulting from operations                                                $         41,421
                                                                                                       ==============


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                         U.S. GOVERNMENT SECURITIES FUND
                         -------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
                       ----------------------------------
                                   (Unaudited)
                                   -----------

                                                                              Six months            Year ended
                                                                            ended June 30,          December 31,
                                                                                 1997                  1996
                                                                                 ----                  ----
Increase/(decrease) in net assets:

   From operations:

      Net investment income                                               $       80,405           $    164,927
      Net realized gain on investments                                             3,165                 54,565
      Unrealized depreciation in value of investments
         during the year                                                         (42,149)              (271,709)
                                                                     --------------------    -------------------
         Net increase/(decrease) in net assets resulting
            from operations                                                       41,421                (52,217)
                                                                     --------------------    -------------------
   From unit transactions:
      Net proceeds from units issued                                             398,275                794,123
      Cost of units redeemed                                                    (516,904)              (872,518)
                                                                     --------------------    -------------------
         Net increase decrease in net assets resulting
            from unit transactions                                              (118,629)               (78,395)
                                                                     --------------------    -------------------
         Total decreases in net assets                                           (77,208)              (130,612)

Net assets, beginning of year                                                  2,746,677              2,877,289
                                                                     --------------------    -------------------

Net assets, end of year                                                   $    2,669,469         $    2,746,677
                                                                     ====================    ===================

Net change in units outstanding:
      Units issued                                                                31,307                 64,599
      Units redeemed                                                             (40,618)               (70,569)
                                                                     --------------------    -------------------

                                                                                  (9,311)                (5,970)
                                                                     ====================    ===================

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------
                                  AVESTA TRUST
                                  ------------

                         U.S. GOVERNMENT SECURITIES FUND
                         -------------------------------

                        SELECTED PER UNIT DATA AND RATIOS
                        ---------------------------------
  (Selected data for a unit outstanding throughout each of the years indicated)
                                   (Unaudited)

                                        Six months
                                      ended June 30,                             Years ended December 31,
                                                         --------------------------------------------------------------------
                                              1997             1996             1995              1994               1993*
                                              ----             ----             ----              ----               -----
Selected per unit data:
   Investment income                        $  0.43         $   0.83          $   0.81           $  0.70          $    0.45
   Expenses                                   (0.15)**         (0.25)**          (0.24)**          (0.23)**           (0.36)#
   Expense subsidy                             0.10             0.16              0.16              0.15               0.31
                                         ------------    -------------    --------------    --------------     --------------
Net investment income                          0.38             0.74              0.73              0.62               0.40
Net realized and unrealized
   gain/(loss) on investments                 (0.18)           (0.99)             2.28             (1.53)              0.51
                                         ------------    -------------    --------------    --------------     --------------
Net increase/(decrease) in
   net asset value                             0.20            (0.25)             3.01             (0.91)              0.91
Net asset value, beginning
   of year                                    12.76            13.01             10.00             10.91              10.00
                                         ------------    -------------    --------------    --------------     --------------

Net asset value, end of year                $ 12.96          $ 12.76           $ 13.01          $  10.00          $   10.91
                                         ============    =============    ==============    ==============     ==============

Ratio to average net assets:
     Expense                                   0.75%+*          0.75%*            0.75%*            0.75%*             0.85%##
     Net investment income                     6.12%+           6.01%             6.38%             6.23%              4.91%+
Other:
     Average net assets
        (000 omitted)                        $2,650           $2,746            $2,535            $2,810            $ 1,905
Portfolio turnover                               12%              48%               17%              174%               232%
Number of units outstanding
     at end of year (000 omitted)                206              215               221               263                267
Total return                                   1.55%           (1.89%)           30.11%            (8.39%)             9.12%****

+       Annualized.
# Reflects voluntary fee waiver of $3,040 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.38.
## Does not reflect voluntary waiver of management fees of $3,040. Net of the voluntary management fee waiver, the net expense ratio is 0.64% of average net assets. This figure is annualized.
* Reflects management fee reduction of 0.10% or $1,291, $2,757, $2,527 and $1,886 for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 0.80% of average net assets as the fee reduction went into effect on 5/2/94.
** Reflects management fee reduction of $1,291 or $0.01 per unit, $2,757 or $0.01 per unit, $2,527 or $0.01 per unit and $1,886 or $0.01 per unit for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively. Without management fee reduction, expense per unit is $0.16, $0.26, $0.25 and $0.24 for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively.
***     Commencement of Operations April 1, 1993.
****    Not annualized.
        Per unit amounts are calculated using average units outstanding for the period.


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                           INTERMEDIATE TERM BOND FUND
                           ---------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

 Principal
  amount                                                                                                     Value
  ------                                                                                                     -----
             LONG-TERM INVESTMENTS - 93.2%
             CORPORATE BONDS - 30.7%
                 Financial & Other - 16.9%
$150,000                Associates Corporation of North America, 7.70%, due 03/01/02                    $    155,025
 450,000                Chrysler Financial Corporation, 6.95%, due 03/25/02                                  453,027
 200,000                Chubb Capital, 6.88%, due 02/01/03                                                   200,768
 108,146                Ford Credit Grantor Trust, 5.90%, due 10/15/00                                       108,294
 400,000                Ford Motor Credit Company, 6.25%, due 12/08/05                                       379,422
 350,000                General Motors Acceptance Corporation, 6.63%, due 10/15/05                           339,122
  48,742                General Motors Acceptance Corporation, 7.15%, due 03/15/00                            49,197
 150,000                Household Finance Company, 6.18%, due 06/30/98                                       150,092
 150,000                International Lease Finance, 5.50%, due 01/15/99                                     148,323
 200,000                Premier Auto Trust, 6.25%, due 08/06/01                                              200,182
 370,185                Toyota Auto Receivables, 6.45%, due 04/15/02                                         372,777
 200,000                SBC Communications, Inc., 6.88%, due 08/15/06                                        198,896
 150,000                U.S. Leasing International, 5.95%, due 10/15/03                                      142,418
                                                                                                     ----------------
                             Total Financial & Other                                                       2,897,543
                                                                                                     ----------------
                 Financial Services - 13.8%
150,000                 BankAmerica Corporation, 6.85%, due 03/01/03                                         149,957
200,000                 Citicorp Corporation, 7.13%, due 09/01/05                                            200,994
300,000                 Commercial Credit Corporation, 5.90%, due 09/01/03                                   285,517
150,000                 Commercial Credit Corporation, 6.13%, due 12/01/05                                   141,376
350,000                 First Chicago NBD Corporation, 7.13%, due 05/15/07                                   347,944
200,000                 First Union Corporation, 7.00%, due 03/15/06                                         197,708
450,000                 NationsBank Corporation, 7.00%, due 05/15/03                                         452,656
200,000                 Norwest Corporation, 6.20%, due 12/01/05                                             189,840
400,000                 Smith Barney Holdings, 7.00%, due 03/15/04                                           399,503
                                                                                                     ----------------
                             Total Financial Services                                                      2,365,495
                                                                                                     ----------------
                             Total Corporate Bonds (Cost $5,227,120)                                       5,263,038
                                                                                                     ----------------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                          INTERMEDIATE TERM BOND FUND
                          ---------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


Principal
 amount                                                                                       Value
 ------                                                                                       -----
                   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.5%
                     U.S. Government Agency Obligations - 19.9%
$  100,000                 Federal Home Loan Bank, 6.05%, due 06/28/00                    $      99,222
   500,000                 Federal Home Loan Bank, 7.00%, due 04/02/07                          508,256
   220,968                 Federal National Mortgage Association, 6.50%, due 03/01/00           218,344
   700,000                 Federal National Mortgage Association, 7.00%, due 12/01/03           702,844
 1,881,001                 Federal National Mortgage Association, 7.00%, due 12/01/03         1,888,643
                                                                                         ---------------
                              Total U.S. Government Agency Obligations                        3,417,309
                                                                                         ---------------
                     U.S. Treasury Obligations - 42.6%
 1,400,000              U.S. Treasury Note, 5.50%, due 04/15/00                               1,375,502
 1,050,000              U.S. Treasury Note, 5.88%, due 01/31/99                               1,048,032
   775,000              U.S. Treasury Note, 6.00%, due 09/30/98                                 775,970
   190,000              U.S. Treasury Note, 6.38%, due 03/31/01                                 190,416
   285,000              U.S. Treasury Note, 6.38%, due 08/15/02                                 284,911
 2,090,000              U.S. Treasury Note, 6.50%, due 10/15/06                               2,081,510
   590,000              U.S. Treasury Note, 6.88%, due 09/30/01                                 590,369
   690,000              U.S. Treasury Note, 7.25%, due 05/15/04                                 719,326
   240,000              U.S. Treasury Note, 7.25%, due 08/15/04                                 250,275
                                                                                         ---------------
                              Total U.S. Treasury Obligations                                 7,316,311
                                                                                         ---------------
                              Total U.S. Government and Agency Obligations
                               (Cost $10,641,750)                                            10,733,620
                                                                                         ---------------
                              Total Long-Term Investments (Cost $15,868,870)                 15,996,658
                                                                                         ---------------
                   SHORT-TERM INVESTMENTS - 9.7%
                     Repurchase Agreement - 4.5%
                        Lehman Brothers, dated 06/30/97, 5.95%, due 07/01/97 in
                          the amount of $773,000 (collateralized by $798,224
                          U.S. Treasury Bond, 6.125%, due 12/31/01, with a
                          market value of $790,749 at 06/30/97), repurchase
   773,000                proceeds $773,128                                                     773,000
                                                                                         ---------------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                          INTERMEDIATE TERM BOND FUND
                          ---------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


Number of
 shares                                                                                           Value
 ------                                                                                           -----
                    Short Term Investment Fund - 2.0%
  345,300                 Fidelity Institutional Cash Portfolios:
                           Government                                                          $    345,300
                                                                                             ---------------
Principal
  amount
  ------
                    U.S. Government Obligation - 3.2%
$ 548,000                 U.S. Treasury Bill, 5.05%, due 08/14/97*                                  544,617
                                                                                             ---------------
                              Total Short-Term Investments (Cost $1,662,917)                      1,662,917
                                                                                             ---------------
                              Total Investments  (Cost $17,531,787) - 102.9%                     17,659,575
                 Liabilities in excess of other assets - (2.9%)                                    (504,163)
                                                                                             ---------------

                              NET ASSETS - 100%                                                $ 17,155,412
                                                                                             ===============
    * Rate disclosed is as of June 30, 1997.

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                           INTERMEDIATE TERM BOND FUND
                           ---------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                       -----------------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


                                      Assets
                                   --------------
Investments, at value (cost $17,531,787)                                    $      17,659,575
Investment income receivable                                                          209,014
Receivable for units issued                                                             1,214
                                                                              ---------------
         Total assets                                                              17,869,803
                                                                              ---------------


                                    Liabilities
                                   --------------
Cash overdraft                                                                            478
Payable for investments purchased                                                     703,719
Management fee payable                                                                 10,194
                                                                              ---------------
         Total liabilities                                                            714,391
                                                                              ---------------

Net assets                                                                  $      17,155,412
                                                                              ===============

Net assets were comprised of:
     Units of beneficial interest                                           $      15,798,817
     Accumulated net investment income                                              1,082,194
     Accumulated net realized gain                                                    146,613
     Net unrealized appreciation                                                      127,788
                                                                              ---------------

     Net assets at June 30, 1997                                            $      17,155,412
                                                                              ===============

Unit value, offering price and redemption price per unit ($17,155,412/
     1,414,672 units of beneficial interest issued and outstanding;
     unlimited number of units authorized)                                  $           12.13
                                                                              ===============


                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                           INTERMEDIATE TERM BOND FUND
                           ---------------------------

                             STATEMENT OF OPERATIONS
                             -----------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


                              Net investment income
                              ---------------------

Income:
   Interest                                                                         $360,098
                                                                                    --------

Expenses:
   Management fee (Note 2)                                                            42,747
   Accounting fees                                                                     9,489
   Audit fees                                                                          5,746
   Directors' fees                                                                     1,174
   Insurance                                                                           1,825
   Legal fees                                                                          4,392
   Registration fees                                                                   2,517
   Miscellaneous                                                                         757
                                                                                    --------
     Total expenses                                                                   68,647
   Expense subsidy (Note 3)                                                          (25,900)
                                                                                    --------
     Net expenses                                                                     42,747
                                                                                    --------
Net investment income                                                                317,351
                                                                                    --------

                 Net realized and unrealized gain on investments
                 -----------------------------------------------

Net realized loss on investments                                                     (63,997)
Unrealized appreciation in value of investments during the year                      113,238
                                                                                    --------
Net gain on investments                                                               49,241
                                                                                    --------

Net increase in net assets resulting from operations                                $366,592
                                                                                    ========

         The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------

                          INTERMEDIATE TERM BOND FUND
                          ---------------------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------
                                  (Unaudited)
                                  -----------

                                                                                    Six months       Year ended
                                                                                  ended June 30,    December 31,
                                                                                       1997             1996
                                                                                       ----             ----
Increase/(decrease) in net assets:

  From operations:

    Net investment income                                                          $    317,351    $    337,012
    Net realized loss on investments                                                    (63,997)       (136,033)
    Unrealized appreciation/(depreciation) in value of
    investments during the year                                                         113,238        (106,912)
                                                                                   ------------    ------------
        Net increase in net assets resulting from operations                            366,592          94,067
                                                                                   ------------    ------------

  From unit transactions:
    Net proceeds from units issued                                                   10,597,948       5,518,425
    Cost of units redeemed                                                             (757,886)     (3,694,415)
                                                                                   ------------    ------------

        Net increase in net assets resulting
            from unit transactions                                                    9,840,062       1,824,010
                                                                                   ------------    ------------

        Total increase in net assets                                                 10,206,654       1,918,077

Net assets, beginning of year                                                         6,948,758       5,030,681
                                                                                   ------------    ------------

Net assets, end of year                                                            $ 17,155,412    $  6,948,758
                                                                                   ============    ============

Net change in units outstanding:
     Units issued                                                                       893,403         477,320
     Units redeemed                                                                     (63,299)       (323,790)
                                                                                   ------------    ------------

                                                                                        830,104         153,530
                                                                                   ============    ============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                          INTERMEDIATE TERM BOND FUND
                          ---------------------------

                       SELECTED PER UNIT DATA AND RATIOS
                       ---------------------------------
 (Selected data for a unit outstanding throughout each of the years indicated)
                                  (Unaudited)

                                                  Six months
                                                 ended June 30,                      Years ended December 31,
                                                                     -------------------------------------------------------
                                                      1997               1996                 1995                 1994*
                                                      ----               ----                 ----                 -----
Selected per unit data:
   Investment income                               $   0.36             $   0.70             $   0.72             $   0.17
   Expenses                                           (0.07)               (0.16)               (0.16)               (0.08)
   Expense subsidy                                     0.03                 0.07                 0.08                 0.06
                                                -------------        -------------        -------------        -------------
Net investment income                                  0.32                 0.61                 0.64                 0.15
Net realized and unrealized
   gain/(loss) on investments                         (0.08)               (0.39)                1.04                (0.16)
                                                -------------        -------------        -------------        -------------
Net increase/(decrease) in
   net asset value                                     0.24                 0.22                 1.68                (0.01)
Net asset value, beginning
   of year                                            11.89                11.67                 9.99                10.00
                                                -------------        -------------        -------------        -------------

 Net asset value, end of year                      $  12.13             $  11.89            $   11.67            $    9.99
                                                =============        =============        =============        =============

Ratio to average net assets:
   Expenses                                           0.75%**              0.75%                0.75%              0.75%**
   Net investment income                              5.52%**              5.32%                5.89%              6.12%**
Other:
Average net assets
    (000 omitted)                                   $11,591               $6,338               $5,973               $5,046
Portfolio turnover                                     101%                 134%                 198%                   7%
Number of units outstanding
   at end of year (000 omitted)                       1,415                  585                  431                  513
Total return                                          2.04%                1.86%               16.79%               (0.32%)**


     *        Commencement of Operations October 3, 1994.
     **       Annualized.

              Per unit amounts are calculated using average units outstanding for the period.


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                            RISK MANAGER-INCOME FUND
                            ------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Number of
 shares                                                                           Value
 ------                                                                           -----
           LONG-TERM INVESTMENTS - 89.2%
            COMMON STOCKS - 27.0%
                  Auto & Transportation - 0.7%
  100                  AMR Corporation                                      $       9,250
  300                  Ford Motor Company                                          11,325
  150                  General Motors Corporation                                   8,353
                                                                            -------------
                          Total Auto & Transportation                              28,928
                                                                            -------------
                  Consumer Discretionary - 2.4%
  350                  Dayton Hudson Corporation                                   18,616
  150                  Disney (Walt) Company                                       12,038
  350                  Federated Department Stores, Inc.*                          12,163
  200                  Home Depot, Inc.                                            13,787
  100                  McDonald's Corporation                                       4,831
  200                  New York Times Company                                       9,900
  650                  Wal-Mart Stores, Inc.                                       21,978
                                                                            -------------
                          Total Consumer Discretionary                             93,313
                                                                            -------------
                  Consumer Staples - 3.3%
  400                  Coca-Cola Company                                           27,000
  600                  Coca-Cola Enterprises                                       13,800
  200                  Gillette Company                                            18,950
  300                  PepsiCo, Inc.                                               11,269
  450                  Philip Morris Companies, Inc.                               19,969
  200                  Procter & Gamble Company                                    28,250
   50                  Unilever, N.V.                                              10,900
                                                                            -------------
                          Total Consumer Staples                                  130,138
                                                                            -------------
                  Financial Services - 3.6%
  250                  American Express Company                                    18,625
  200                  American International Group, Inc.                          29,875
  100                  Citicorp, Inc.                                              12,056
  600                  Federal National Mortgage Association                       26,175

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                            RISK MANAGER-INCOME FUND
                            ------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

 Number of
  shares                                                              Value
  ------                                                              -----
              Financial Services - 3.6% (continued)
    200            MBIA, Inc.                                     $    22,563
    200            Student Loan Marketing Association                  25,400
    200            The Charles Schwab Corporation                       8,137
                                                                  -----------
                      Total Financial Services                        142,831
                                                                  -----------
              Healthcare - 2.6%
    100            Abbott Laboratories, Inc.                            6,675
    100            American Home Products Corporation                   7,650
    200            Bristol-Myers Squibb Company                        16,200
    100            Lilly (Eli) & Company                               10,931
    200            Merck & Company, Inc.                               20,700
    100            Pfizer, Inc.                                        11,950
    300            Schering-Plough Corporation                         14,363
    200            Teva Pharmaceutical Industries, Ltd. ADR            12,950
                                                                  -----------
                      Total Healthcare                                101,419
                                                                  -----------
              Integrated Oil - 3.2%
    100            Amoco Corporation                                    8,694
    400            British Petroleum Company PLC                       29,950
    200            Chevron Corporation                                 14,787
    400            Exxon Corporation                                   24,600
    400            Mobil Corporation                                   27,950
    400            Royal Dutch Petroleum Company ADR                   21,750
                                                                  -----------
                      Total Integrated Oil                            127,731
                                                                  -----------
              Materials & Processing - 3.0%
    150            Aluminum Company of America                         11,306
    300            Dover Corporation                                   18,450
    100            Dow Chemical Company                                 8,712
    400            DuPont (E.I.) de Nemours & Company, Inc.            25,150
    200            Illinois Tool Works, Inc.                            9,988
    200            International Paper Company                          9,712

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                            RISK MANAGER-INCOME FUND
                            ------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Number of
 shares                                                                      Value
 ------                                                                      -----
            Materials & Processing - 3.0% (continued)
    100          Kimberly-Clark Corporation                           $        4,975
    200          Minnesota Mining & Manufacturing Company                     20,400
    100          Phelps Dodge Corporation                                      8,519
                                                                      --------------
                    Total Materials & Processing                             117,212
                                                                      --------------
            Other Energy - 0.5%
    150          Schlumberger, Ltd.                                           18,750
                                                                      --------------
            Producer Durables - 2.2%
    300          Allied-Signal, Inc.                                          25,200
    300          Boeing Company                                               15,919
    400          Emerson Electric Company                                     22,025
    400          General Electric Company                                     26,150
                                                                      --------------
                    Total Producer Durables                                   89,294
                                                                      --------------
            Technology - 3.8%
    150          Adobe Systems, Inc.                                           5,259
    100          BMC Software, Inc.*                                           5,538
    100          Cisco Systems, Inc.*                                          6,712
    200          Compaq Computer Corporation*                                 19,850
     50          Computer Associates International, Inc.                       2,784
    200          Hewlett-Packard Company                                      11,200
     20          Imation Corporation*                                            528
    200          Intel Corporation                                            28,362
    200          International Business Machines Corporation                  18,038
    300          Microsoft Corporation*                                       37,912
    100          Motorola, Inc.                                                7,600
     75          Texas Instruments, Inc.                                       6,305
                                                                      --------------
                    Total Technology                                         150,088
                                                                      --------------
            Utilities - 1.7%
    150          AT&T Corporation                                              5,259
    150          GTE Corporation                                               6,581


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                            RISK MANAGER-INCOME FUND
                            ------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Number of
 shares                                                                                              Value
 ------                                                                                              -----
                      Utilities - 1.7% (continued)
     113                    Lucent Technologies, Inc.                                           $        8,143
     300                    MCI Communications Corporation                                              11,484
     450                    NIPSCO Industries, Inc.                                                     18,591
     300                    SBC Communications, Inc.                                                    18,563
                                                                                                --------------
                              Total Utilities                                                           68,621
                                                                                                --------------
                              Total Common Stocks (Cost $673,379)                                    1,068,325
                                                                                                --------------
Principal
 amount
 ------
               CORPORATE BONDS - 14.3%
$125,000                    Anheuser-Busch Companies, Inc., 6.75%, due 08/01/03                        125,010
 100,000                    Associates Corporation of North America, 7.52%,  due 03/29/00              102,325
 100,000                    BankAmerica Corporation, 6.20%, due 02/15/06                                94,187
 125,000                    Ford Motor Credit Company, 6.25%, due 12/08/05                             118,569
 125,000                    Wal-Mart Stores, Inc., 6.75%, due 05/15/02                                 125,686
                                                                                                --------------
                              Total Corporate Bonds (Cost $563,964)                                    565,777
                                                                                                --------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 47.9%
                      U.S. Government Agency Obligation - 3.8%
 150,000                   Federal Home Loan Bank, 6.05%, due 06/28/00                                 148,833
                                                                                                --------------
                      U.S. Government Obligations - 44.1%
 550,000                   U.S. Treasury Note, 6.00%, due 08/15/99                                     548,797
 375,000                   U.S. Treasury Note, 6.38%, due 03/31/01                                     375,820
 350,000                   U.S. Treasury Note, 6.38%, due 08/15/02                                     349,891
 455,000                   U.S. Treasury Note, 7.25%, due 08/15/04                                     474,480
                                                                                                --------------
                              Total U.S. Government Obligations                                      1,748,988
                                                                                                --------------
                              Total U.S. Government and Agency Obligations
                                (Cost $1,904,436)                                                    1,897,821
                                                                                                --------------
                             Total Long-Term Investments (Cost $3,141,779)                           3,531,923
                                                                                                --------------

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                            RISK MANAGER-INCOME FUND
                            ------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Principal
 amount                                                                                   Value
 ------                                                                                   -----
                 SHORT-TERM INVESTMENTS - 9.5%
                     Repurchase Agreement - 1.8%
                           Lehman Brothers, dated 06/30/97, 5.95%, due 07/01/97
                              in the amount of $71,000 (collateralized by
                              $73,317 U.S. Treasury Bond, 6.125%, due 12/31/01,
                              with a market value of $72,630 at 06/30/97),
                              repurchase
$  71,000                     proceeds $71,012                                           $    71,000
                                                                                        ------------
Number of
 shares
 ------
                     Short Term Investment Fund - 2.6%
                             Fidelity Institutional Cash Portfolios:
 104,000                         Government                                                  104,000
                                                                                        ------------
Principal
 amount
 ------
                     U.S. Government Obligation - 5.1%
$ 200,000                    U.S. Treasury Note, 6.50%, due 08/15/97                         200,313
                                                                                        ------------
                              Total Short-Term Investments (Cost $375,313)                   375,313
                                                                                        ------------
                              Total Investments (Cost $3,517,092) - 98.7%                  3,907,236
                     Other assets in excess of liabilities - 1.3%                             50,363
                                                                                        ------------

                              NET ASSETS - 100%                                          $ 3,957,599
                                                                                        ============

*  Non-income producing security.

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                            RISK MANAGER-INCOME FUND
                            ------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                       -----------------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


                                              Assets
                                       -------------------
Investments, at value (cost $3,517,092)                                       $ 3,907,236
Cash                                                                                   42
Investment income receivable                                                       54,021
                                                                               ----------
          Total assets                                                          3,961,299
                                                                               ----------

                                           Liabilities
                                       -------------------

Management fee payable                                                              3,700
                                                                               ----------
          Total liabilities                                                         3,700
                                                                               ----------

Net assets                                                                    $ 3,957,599
                                                                               ==========

Net assets were comprised of:
     Units of beneficial interest                                             $ 1,793,051
     Accumulated net investment income                                            862,582
     Accumulated net realized gain                                                911,822
     Net unrealized appreciation                                                  390,144
                                                                               ----------

     Net assets at June 30, 1997                                              $ 3,957,599
                                                                               ==========

Unit value, offering price and redemption price per unit ($3,957,599/
     302,603 units of beneficial interest issued and outstanding;
     unlimited number of units authorized)                                    $     13.08
                                                                               ==========

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                            RISK MANAGER-INCOME FUND
                            ------------------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


                              Net investment income
                              ---------------------
Income:
     Dividends                                                                   $    8,314
     Interest                                                                        98,032
                                                                                  ---------
         Total income                                                               106,346
                                                                                  ---------

Expenses:
     Management fee (Note 2)                                                         23,486
     Accounting fees                                                                  9,489
     Audit fees                                                                       5,746
     Directors' fees                                                                  1,174
     Insurance                                                                        1,770
     Legal fees                                                                       4,392
     Registration fees                                                                2,517
     Miscellaneous                                                                      757
                                                                                  ---------
         Total expenses                                                              49,331
     Expense subsidy (Note 3)                                                       (25,845)
                                                                                  ---------
         Net expenses                                                                23,486
                                                                                  ---------
Net investment income                                                                82,860
                                                                                  ---------

                 Net realized and unrealized gain on investments
                 -----------------------------------------------

Net realized gain on investments                                                     38,079
Unrealized appreciation in value of investments during the year                     143,543
                                                                                  ---------
Net gain on investments                                                             181,622
                                                                                  ---------

Net increase in net assets resulting from operations                             $  264,482
                                                                                  =========

         The accompanying notes are an integral part of this statement.


                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           RISK MANAGER-INCOME FUND
                           ------------------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------
                                  (Unaudited)
                                  -----------


                                                                 Six months        Year ended
                                                               ended June 30,     December 31,
                                                                    1997              1996
                                                                    ----              ----
Increase/(decrease) in net assets:
 From operations:
  Net investment income                                           $    82,860    $     189,098
  Net realized gain on investments                                     38,079           98,693
  Unrealized appreciation in value of
   investments during the year                                        143,543           23,398
                                                               --------------   --------------
   Net increase in net assets resulting from operations               264,482          311,189
                                                               --------------   --------------
 From unit transactions:
  Net proceeds from units issued                                      312,041          952,199
  Cost of units redeemed                                           (1,359,185)      (1,892,110)
   Net decrease in net assets resulting from unit
    transactions                                                   (1,047,144)        (939,911)
                                                               --------------   --------------
   Total decrease in net assets                                      (782,662)        (628,722)

Net assets, beginning of year                                       4,740,261        5,358,983
                                                               --------------   --------------
Net assets, end of year                                           $ 3,957,599    $   4,740,261
                                                               ==============   ==============

Net change in units outstanding:
 Units issued                                                          24,879           80,449
 Units redeemed                                                      (107,652)        (161,659)
                                                               --------------   --------------

                                                                      (82,773)         (81,210)
                                                               ==============   ==============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           RISK MANAGER-INCOME FUND
                           ------------------------

                       SELECTED PER UNIT DATA AND RATIOS
                       ---------------------------------
 (Selected data for a unit outstanding throughout each of the years indicated)
                                  (Unaudited)

                                          Six months
                                         ended June 30,                           Years ended December 31,
                                                               ----------------------------------------------------------
                                             1997                   1996                  1995                 1994*
                                             ----                   ----                  ----                 -----
Selected per unit data:
   Investment income                        $   0.31               $   0.58              $   0.60             $   0.15
   Expenses                                    (0.14)                 (0.23)                (0.16)               (0.06)
   Expense subsidy                              0.07                   0.10                  0.04                 0.03
                                        --------------         --------------         -------------         ------------
Net investment income                           0.24                   0.45                  0.48                 0.12
Net realized and unrealized
   gain/(loss) on investments                   0.54                   0.34                  1.06                (0.15)
                                        --------------         --------------         -------------         ------------
Net increase/(decrease) in
   net asset value                              0.78                   0.79                  1.54                (0.03)
Net asset value, beginning
   of year                                     12.30                  11.51                  9.97                10.00
                                        --------------         --------------         -------------         ------------

Net asset value, end of year                $  13.08               $  12.30              $  11.51             $   9.97
                                        ==============         ==============         =============         ============

Ratio to average net assets:
   Expenses                                   1.10%**                1.10%                 1.10%                1.10%**
   Net investment income                      3.88%**                3.88%                 4.52%                4.77%**
Other:
   Average net assets
      (000 omitted)                          $4,305                 $4,874               $10,590               $9,491
Portfolio turnover                              18%                    66%                  278%                  15%
Number of units outstanding
   at end of year (000 omitted)                 303                    385                   467                  967
Total return                                  6.34%                  6.90%                15.41%              (1.22%)**


    *     Commencement of Operations October 3, 1994.
    **    Annualized.

          Per unit amounts are calculated using average units outstanding for the period.


          The accompanying notes are integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                           RISK MANAGER-BALANCED FUND
                           --------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Number of
 shares                                                                         Value
 ------                                                                         -----
             LONG-TERM INVESTMENTS - 91.0%
             COMMON STOCKS - 48.5%
                  Auto & Transportation - 1.6%
    500                  AMR Corporation                                   $      46,250
    800                  Ford Motor Company                                       30,200
    450                  General Motors Corporation                               25,059
                                                                           -------------
                              Total Auto & Transportation                        101,509
                                                                           -------------
                  Consumer Discretionary - 3.8%
    900                  Dayton Hudson Corporation                                47,869
    300                  Disney (Walt) Company                                    24,075
  1,000                  Federated Department Stores, Inc.*                       34,750
    450                  Home Depot, Inc.                                         31,022
    400                  McDonald's Corporation                                   19,325
    600                  New York Times Company                                   29,700
  1,500                  Wal-Mart Stores, Inc.                                    50,719
                                                                           -------------
                              Total Consumer Discretionary                       237,460
                                                                           -------------
                  Consumer Staples - 5.0%
  1,100                  Coca-Cola Company                                        74,250
  1,800                  Coca-Cola Enterprises                                    41,400
    400                  Gillette Company                                         37,900
    800                  PepsiCo, Inc.                                            30,050
  1,150                  Philip Morris Companies, Inc.                            51,031
    400                  Procter & Gamble Company                                 56,500
    100                  Unilever, N.V.                                           21,800
                                                                           -------------
                                 Total Consumer Staples                          312,931
                                                                           -------------
                  Financial Services - 8.0%
    800                  American Express Company                                 59,600
    500                  American International Group, Inc.                       74,688
    300                  Citicorp, Inc.                                           36,169
  1,700                  Federal National Mortgage Association                    74,162

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                           RISK MANAGER-BALANCED FUND
                           --------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

Number of
 shares                                                                         Value
 ------                                                                         -----
              Financial Services - 8.0% (continued)
   600               MBIA, Inc.                                          $       67,688
   750               Student Loan Marketing Association                          95,250
   450               The Charles Schwab Corporation                              18,309
 1,300               Travelers Group, Inc.                                       81,981
                                                                         ---------------
                          Total Financial Services                              507,847
                                                                         ---------------
              Healthcare - 5.3%
   400               Abbott Laboratories, Inc.                                   26,700
   400               American Home Products Corporation                          30,600
   600               Bristol-Myers Squibb Company                                48,600
   300               Lilly (Eli) & Company                                       32,794
   700               Merck & Company, Inc.                                       72,450
   400               Pfizer, Inc.                                                47,800
   700               Schering-Plough Corporation                                 33,512
   600               Teva Pharmaceutical Industries, Ltd. ADR                    38,850
                                                                         ---------------
                          Total Healthcare                                      331,306
                                                                         ---------------
              Integrated Oil - 5.2%
   300               Amoco Corporation                                           26,081
   800               British Petroleum Company PLC                               59,900
   500               Chevron Corporation                                         36,969
 1,100               Exxon Corporation                                           67,650
 1,000               Mobil Corporation                                           69,875
 1,200               Royal Dutch Petroleum Company  ADR                          65,250
                                                                         ---------------
                          Total Integrated Oil                                  325,725
                                                                         ---------------
              Materials & Processing - 5.5%
   350               Aluminum Company of America                                 26,381
   900               Dover Corporation                                           55,350
   350               Dow Chemical Company                                        30,494
 1,000               DuPont (E.I.) de Nemours & Company, Inc.                    62,875
   700               Illinois Tool Works, Inc.                                   34,956

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                           RISK MANAGER-BALANCED FUND
                           --------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------



Number of
 shares                                                                          Value
 ------                                                                          -----
             Materials & Processing - 5.5% (continued)
   700              International Paper Company                              $      33,994
   300              Kimberly-Clark Corporation                                      14,925
   600              Minnesota Mining & Manufacturing Company                        61,200
   300              Phelps Dodge Corporation                                        25,556
                                                                             -------------
                         Total Materials & Processing                              345,731
                                                                             -------------
             Other Energy - 0.7%
   350              Schlumberger, Ltd.                                              43,750
                                                                             -------------
             Producer Durables - 4.3%
   850              Allied-Signal, Inc.                                             71,400
   600              Boeing Company                                                  31,838
 1,000              Emerson Electric Company                                        55,062
 1,700              General Electric Company                                       111,138
                                                                             -------------
                            Total Producer Durables                                269,438
                                                                             -------------
             Technology - 6.2%
   350              Adobe Systems, Inc.                                             12,272
   300              BMC Software, Inc.*                                             16,613
   300              Cisco Systems, Inc.*                                            20,137
   500              Compaq Computer Corporation*                                    49,625
   300              Computer Associates International, Inc.                         16,706
   450              Hewlett-Packard Company                                         25,200
    60              Imation Corporation*                                             1,583
   500              Intel Corporation                                               70,906
   600              International Business Machines Corporation                     54,112
   700              Microsoft Corporation*                                          88,463
   250              Motorola, Inc.                                                  19,000
   200              Texas Instruments, Inc.                                         16,813
                                                                             -------------
                         Total Technology                                          391,430
                                                                             -------------

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                           RISK MANAGER-BALANCED FUND
                           --------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------



Number of
 shares                                                                                       Value
 ------                                                                                       -----
                    Utilities - 2.9%
     450                  AT&T Corporation                                               $       15,778
     350                  GTE Corporation                                                        15,356
     275                  Lucent Technologies, Inc.                                              19,817
     800                  MCI Communications Corporation                                         30,625
   1,250                  NIPSCO Industries, Inc.                                                51,641
     800                  SBC Communications, Inc.                                               49,500
                                                                                         --------------
                                Total Utilities                                                 182,717
                                                                                         --------------
                                Total Common Stocks (Cost $1,874,687)                         3,049,844
                                                                                         --------------
Principal
 amount
 ------
                  CORPORATE BONDS - 7.4%
$125,000                   Anheuser-Busch Companies, Inc., 6.75%,  due 08/01/03                 125,010
 100,000                   BankAmerica Corporation, 6.20%, due 02/15/06                          94,187
 125,000                   Ford Motor Credit Company, 6.25%, due 12/08/05                       118,569
 125,000                   Wal-Mart Stores, Inc., 6.75%, due 05/15/02                           125,686
                                                                                         --------------
                                Total Corporate Bonds (Cost $461,986)                           463,452
                                                                                         --------------
                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.1%
                    U.S. Government Agency Obligation - 2.4%
 150,000                   Federal Home Loan Bank, 6.05%, due 06/28/00                          148,833
                                                                                         --------------
                    U.S. Government Obligations - 32.7%
 450,000                   U.S. Treasury Note, 5.63%, due 11/30/98                              448,032
 480,000                   U.S. Treasury Note, 6.25%, due 02/15/07                              469,650
 675,000                   U.S. Treasury Note, 6.38%, due 03/31/01                              676,477
 300,000                   U.S. Treasury Note, 6.38%, due 08/15/02                              299,907
 150,000                   U.S. Treasury Note, 8.50%, due 11/15/00                              159,984
                                                                                         --------------
                                Total U.S. Government Obligations                             2,054,050
                                                                                         --------------
                                Total U.S. Government and Agency Obligations
                                   (Cost $2,212,123)                                          2,202,883
                                                                                         --------------
                                Total Long-Term Investments (Cost $4,548,796)                 5,716,179
                                                                                         --------------

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                           RISK MANAGER-BALANCED FUND
                           --------------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

 Principal
  amount                                                                                   Value
  ------                                                                                   -----
               SHORT-TERM INVESTMENTS - 8.3%
                           Repurchase Agreement - 3.5%
                           Lehman Brothers, dated 06/30/97, 5.95%,
                              due 07/01/97 in the amount of $219,000
                              (collateralized by $226,146 U.S. Treasury Bond,
                              6.125%, due 12/31/01, with a market value of
                              $224,028 at 06/30/97), repurchase
$219,000                      proceeds $219,036                                          $  219,000
                                                                                         ----------
                    U.S. Government Obligation - 4.8%
 300,000                   U.S. Treasury Note, 6.50%, due 08/15/97                          300,469
                                                                                         ----------
                                Total Short-Term Investments (Cost $519,469)                519,469
                                                                                         ----------
                                Total Investments (Cost $5,068,265) - 99.3%               6,235,648
                           Other Assets in Excess of Liabilities - 0.7%                      43,564
                                                                                         ----------

                                NET ASSETS - 100%                                        $6,279,212
                                                                                         ==========

*  Non-income producing security.

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                           RISK MANAGER-BALANCED FUND
                           --------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

                                               Assets
                                         ------------------
Investments, at value (cost $5,068,265)                                               $ 6,235,648
Cash                                                                                          389
Investment income receivable                                                               50,595
                                                                                      -----------

          Total assets                                                                  6,286,632
                                                                                      -----------
                                             Liabilities
                                         -------------------
Management fee payable                                                                      5,594
Payable for units redeemed                                                                  1,826
                                                                                      -----------

          Total liabilities                                                                 7,420
                                                                                      -----------

Net assets                                                                            $ 6,279,212
                                                                                      ===========

Net assets were comprised of:
     Units of beneficial interest                                                     $ 3,726,971
     Accumulated net investment income                                                    616,747
     Accumulated net realized gain                                                        768,111
     Net unrealized appreciation                                                        1,167,383
                                                                                      -----------

     Net assets at June 30, 1997                                                      $ 6,279,212
                                                                                      ===========

Unit value, offering price and redemption price per unit ($6,279,212/
     434,902 units of beneficial interest issued and outstanding;
     unlimited number of units authorized)                                            $     14.44
                                                                                      ===========

         The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                           RISK MANAGER-BALANCED FUND
                           --------------------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------

                              Net investment income
                              ---------------------
Income:
     Dividends                                                                    $   23,239
     Interest                                                                         97,816
                                                                                  ----------
         Total income                                                                121,055
                                                                                  ----------

Expenses:
     Management fee (Note 2)                                                          33,784
     Accounting fees                                                                   9,489
     Audit fees                                                                        5,746
     Directors' fees                                                                   1,174
     Insurance                                                                         1,798
     Legal fees                                                                        4,392
     Registration fees                                                                 2,517
     Miscellaneous                                                                       757
                                                                                  ----------
         Total expenses                                                               59,657
     Expense subsidy (Note 3)                                                        (25,873)
                                                                                  ----------
         Net expenses                                                                 33,784
                                                                                  ----------
Net investment income                                                                 87,271
                                                                                  ----------
                 Net realized and unrealized gain on investments
                 -----------------------------------------------
Net realized gain on investments                                                      51,879
Unrealized appreciation in value of investments during the year                      485,067
                                                                                  ----------
Net gain on investments                                                              536,946
                                                                                  ----------

Net increase in net assets resulting from operations                              $  624,217
                                                                                  ==========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                          RISK MANAGER-BALANCED FUND
                          --------------------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------
                                  (Unaudited)
                                  -----------

                                                    Six months      Year ended
                                                  ended June 30,   December 31,
                                                       1997            1996
                                                       ----            ----
Increase/(decrease) in net assets:

  From operations:

    Net investment income                        $     87,271     $    180,676
    Net realized gain on investments                   51,879           82,515
    Unrealized appreciation in value of
     investments during the year                      485,067          369,085
                                                -------------    -------------
     Net increase in net assets resulting
      from operations                                 624,217          632,276
                                                -------------    -------------
  From unit transactions:
    Net proceeds from units issued                  1,898,223        1,739,716
    Cost of units redeemed                         (2,158,501)      (2,373,479)
                                                -------------    -------------
     Net decrease in net assets resulting
      from unit transactions                         (260,278)        (633,763)
                                                -------------    -------------
     Total increase/(decrease) in net assets          363,939           (1,487)
                                                -------------    -------------
Net assets, beginning of year                       5,915,273        5,916,760
                                                -------------    -------------
Net assets, end of year                          $  6,279,212     $  5,915,273
                                                =============    =============

Net change in units outstanding:
  Units issued                                        140,779          144,554
  Units redeemed                                     (161,099)        (195,789)
                                                -------------    -------------

                                                      (20,320)         (51,235)
                                                =============    =============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                          RISK MANAGER-BALANCED FUND
                          --------------------------

                       SELECTED PER UNIT DATA AND RATIOS
                       ---------------------------------
 (Selected data for a unit outstanding throughout each of the years indicated)
                                  (Unaudited)

                                              Six months
                                             ended June 30,                  Years ended December 31,
                                                              -------------------------------------------------------
                                                 1997             1996                 1995                 1994*
                                                 ----             ----                 ----                 -----
Selected per unit data:
   Investment income                          $  0.26             $   0.50             $   0.50             $  0.13
   Expenses                                     (0.13)               (0.21)               (0.17)              (0.09)
   Expense subsidy                               0.06                 0.08                 0.05                0.06
                                           -----------          -----------          -----------         -----------
Net investment income                            0.19                 0.37                 0.38                0.10
Net realized and unrealized
   gain/(loss) on investments                    1.26                 0.94                 1.36               (0.16)
                                           -----------          -----------          -----------         -----------
Net increase/(decrease) in
   net asset value                               1.45                 1.31                 1.74               (0.06)
Net asset value, beginning
   of year                                      12.99                11.68                 9.94               10.00
                                           -----------          -----------          -----------         -----------

Net asset value, end of year                  $ 14.44             $  12.99             $  11.68             $  9.94
                                           ===========          ===========          ===========         ===========

Ratio to average net assets:
   Expenses                                    1.10%**               1.10%                1.10%               1.10%**
   Net investment income                       2.84%**               3.02%                3.54%               3.99%**
Other:
   Average net assets
     (000 omitted)                             $6,196               $5,990               $8,456               $5,051
Portfolio turnover                                32%                  51%                 337%                  17%
Number of units outstanding
   at end of year(000 omitted)                    435                  455                  506                  513
Total return                                   11.13%               11.23%               17.59%              (2.64%)**


    *     Commencement of Operations October 3, 1994.
    **    Annualized.

          Per unit amounts are calculated using average units outstanding for the period.



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           RISK MANAGER-GROWTH FUND
                           ------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

Number of
 shares                                                                                  Value
 ------                                                                                  -----
               LONG-TERM INVESTMENTS - 77.8%
               COMMON STOCKS - 54.1%
                    Auto & Transportation  - 1.5%
    125                    AMR Corporation                                          $      11,563
    350                    Ford Motor Company                                              13,212
    250                    General Motors Corporation                                      13,922
                                                                                 -----------------
                                Total Auto & Transportation                                38,697
                                                                                 -----------------
                    Consumer Discretionary - 5.0%
    400                    Dayton Hudson Corporation                                       21,275
    100                    Disney (Walt) Company                                            8,025
    475                    Federated Department Stores, Inc.*                              16,506
    125                    Home Depot, Inc.                                                 8,617
    200                    McDonald's Corporation                                           9,663
    400                    New York Times Company                                          19,800
    375                    Sears, Roebuck & Company                                        20,156
    700                    Wal-Mart Stores, Inc.                                           23,669
                                                                                 -----------------
                                Total Consumer Discretionary                              127,711
                                                                                 -----------------
                    Consumer Staples - 5.7%
    550                    Coca-Cola Company                                               37,125
    975                    Coca-Cola Enterprises                                           22,425
    250                    Gillette Company                                                23,687
    400                    PepsiCo, Inc.                                                   15,025
    575                    Philip Morris Companies, Inc.                                   25,516
    125                    Procter & Gamble Company                                        17,656
     25                    Unilever, N.V.                                                   5,450
                                                                                 -----------------
                                Total Consumer Staples                                    146,884
                                                                                 -----------------
                    Financial Services - 9.1%
    350                    American Express Company                                        26,075
    250                    American International Group, Inc.                              37,344
    100                    Citicorp, Inc.                                                  12,056


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           RISK MANAGER-GROWTH FUND
                           ------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


Number of
 shares                                                                               Value
 ------                                                                               -----

                     Financial Services - 9.1% (continued)
      700                Federal National Mortgage Association                      $   30,537
      250                MBIA, Inc.                                                     28,203
      350                Student Loan Marketing Association                             44,450
      275                The Charles Schwab Corporation                                 11,189
      700                Travelers Group, Inc.                                          44,144
                                                                                  -------------
                            Total Financial Services                                   233,998
                                                                                  -------------
                     Healthcare - 4.8%
      125                Abbott Laboratories, Inc.                                       8,344
      100                American Home Products Corporation                              7,650
      150                Bristol-Myers Squibb Company                                   12,150
      100                Lilly (Eli) & Company                                          10,931
      325                Merck & Company, Inc.                                          33,638
      100                Pfizer, Inc.                                                   11,950
      400                Schering-Plough Corporation                                    19,150
      300                Teva Pharmaceutical Industries, Ltd. ADR                       19,425
                                                                                  -------------
                            Total Healthcare                                           123,238
                                                                                  -------------
                     Integrated Oil - 6.0%
      100                Amoco Corporation                                               8,694
      500                British Petroleum Company PLC                                  37,437
      250                Chevron Corporation                                            18,484
      550                Exxon Corporation                                              33,825
      500                Mobil Corporation                                              34,938
      400                Royal Dutch Petroleum Company  ADR                             21,750
                                                                                  -------------
                            Total Integrated Oil                                       155,128
                                                                                  -------------
                     Materials & Processing - 6.7%
      100                Aluminum Company of America                                     7,537
      400                Dover Corporation                                              24,600
      250                Dow Chemical Company                                           21,781
      250                DuPont (E.I.) de Nemours & Company, Inc.                       15,719

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           RISK MANAGER-GROWTH FUND
                           ------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


Number of
 shares                                                                                 Value
 ------                                                                                 -----

                    Materials & Processing - 6.7% (continued)
      500               Illinois Tool Works, Inc.                                   $      24,969
      300               International Paper Company                                        14,569
      500               Kimberly-Clark Corporation                                         24,875
      300               Minnesota Mining & Manufacturing Company                           30,600
      100               Phelps Dodge Corporation                                            8,519
                                                                                    --------------
                            Total Materials & Processing                                  173,169
                                                                                    --------------
                    Other Energy - 0.5%
      100               Schlumberger, Ltd.                                                 12,500
                                                                                    --------------
                    Producer Durables - 4.4%
      400               Allied-Signal, Inc.                                                33,600
      200               Boeing Company                                                     10,613
      600               Emerson Electric Company                                           33,037
      550               General Electric Company                                           35,956
                                                                                    --------------
                            Total Producer Durables                                       113,206
                                                                                    --------------
                    Technology - 7.4%
      200               Adobe Systems, Inc.                                                 7,012
      200               BMC Software, Inc.*                                                11,075
      100               Cisco Systems, Inc.*                                                6,713
      300               Compaq Computer Corporation*                                       29,775
       75               Computer Associates International, Inc.                             4,177
      300               Hewlett-Packard Company                                            16,800
       20               Imation Corporation*                                                  528
      250               Intel Corporation                                                  35,453
      150               International Business Machines Corporation                        13,528
      400               Microsoft Corporation*                                             50,550
       75               Motorola, Inc.                                                      5,700
      100               Texas Instruments, Inc.                                             8,406
                                                                                    --------------
                            Total Technology                                              189,717
                                                                                    --------------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           RISK MANAGER-GROWTH FUND
                           ------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)

Number of
 shares                                                                                       Value
 ------                                                                                       -----
                    Utilities - 3.0%
    225                    AT&T Corporation                                                $       7,889
    175                    GTE Corporation                                                         7,678
     88                    Lucent Technologies, Inc.                                               6,342
    350                    MCI Communications Corporation                                         13,398
    475                    NIPSCO Industries, Inc.                                                19,624
    350                    SBC Communications, Inc.                                               21,656
                                                                                        -----------------
                                Total Utilities                                                   76,587
                                                                                        -----------------
                                Total Common Stocks (Cost $967,758)                            1,390,835
                                                                                        -----------------
Principal
 amount
 ------
               CORPORATE BONDS - 1.1%
$  30,000                  BankAmerica Corporation, 6.20%, due 02/15/06                           28,256

                                                                                        -----------------
                                Total Corporate Bonds (Cost $28,859)                              28,256
                                                                                        -----------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.6%
                  U.S. Government Agency Obligation - 1.9%
   50,000                  Federal Home Loan Bank, 6.05%, due 06/28/00                            49,611
                                                                                        -----------------
                  U.S. Government Obligations - 20.7%
  250,000                  U.S. Treasury Note, 6.00%, due 08/15/99                               249,453
   20,000                  U.S. Treasury Note, 6.25%, due 02/15/07                                19,569
   90,000                  U.S. Treasury Note, 6.38%, due 03/31/01                                90,197
   90,000                  U.S. Treasury Note, 6.50%, due 08/15/05                                89,803
   30,000                  U.S. Treasury Note, 7.25%, due 08/15/04                                31,284
   50,000                  U.S. Treasury Note, 7.50%, due 05/15/02                                52,328
                                                                                        -----------------
                                Total U.S. Government Obligations                                532,634
                                                                                        -----------------
                                Total U.S. Government and Agency Obligations
                                   (Cost $580,943)                                               582,245
                                                                                        -----------------
                                Total Long-Term Investments (Cost $1,577,560)                  2,001,336
                                                                                        -----------------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           RISK MANAGER-GROWTH FUND
                           ------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

  Principal
   amount                                                                                    Value
   ------                                                                                    -----
                  SHORT-TERM INVESTMENTS - 21.6%
                          Repurchase Agreement - 4.5%
                           Lehman Brothers, dated 06/30/97, 5.95%,
                              due 07/01/97 in the amount of $116,000
                              (collateralized by $119,785 U.S. Treasury Bond,
                              6.125%, due 12/31/01, with a market value of
                              $118,663 at 06/30/97), repurchase
$ 116,000                     proceeds $116,019                                           $   116,000
                                                                                     -----------------
  Number of
   shares
   ------
                    Short Term Investment Fund - 4.5%
  116,000                  Fidelity Institutional Cash Portfolios:
                              Government                                                      116,000
                                                                                     -----------------
  Principal
   amount
   ------
                    U.S. Government Obligations - 12.6%
$ 120,000                  U.S. Treasury Bill, 5.07%, due 07/17/97**                          119,730
  105,000                  U.S. Treasury Bill, 5.05%, due 08/14/97**                          104,352
  100,000                  U.S. Treasury Note, 6.50%, due 08/15/97                            100,156
                                                                                     -----------------
                                Total Short-Term U.S. Government Obligations                  324,238
                                                                                     -----------------
                                Total Short-Term Investments (Cost $556,238)                  556,238
                                                                                     -----------------
                                Total Investments($2,133,798) - 99.4%                       2,557,574
                    Other Assets in Excess of Liabilities - 0.6%                               16,082
                                                                                     -----------------

                                NET ASSETS - 100%                                         $ 2,573,656
                                                                                     =================

*     Non-income producing security.

**    Rate disclosed is as of June 30, 1997.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           RISK MANAGER-GROWTH FUND
                           ------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

                                              Assets
                                       -------------------

Investments, at value (cost $2,133,798)                                           $     2,557,574
Cash                                                                                          732
Investment income receivable                                                               16,346
Receivable for units issued                                                                 1,308
                                                                                    --------------
      Total assets                                                                      2,575,960
                                                                                    --------------

                                           Liabilities
                                       -------------------

Management fee payable                                                                      2,304
                                                                                    --------------

      Total liabilities                                                                     2,304
                                                                                    --------------

Net assets                                                                        $     2,573,656
                                                                                    ==============

Net assets were comprised of:
   Units of beneficial interest                                                   $       961,933
   Accumulated net investment income                                                      314,300
   Accumulated net realized gain                                                          873,647
   Net unrealized appreciation                                                            423,776
                                                                                    --------------

   Net assets at June 30, 1997                                                    $     2,573,656
                                                                                    ==============

Unit value, offering price and redemption price per unit ($2,573,656/
   168,678 units of beneficial interest issued and outstanding;
   unlimited number of units authorized)                                          $         15.26
                                                                                    ==============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                           RISK MANAGER-GROWTH FUND
                           ------------------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


                                              Net investment income
                                              ---------------------

Income:
   Dividends                                                                                 $      10,359
   Interest                                                                                         29,946
                                                                                               ------------
      Total income                                                                                  40,305
                                                                                               ------------

Expenses:
   Management fee (Note 2)                                                                          12,610
   Accounting fees                                                                                   9,489
   Audit fees                                                                                        5,746
   Directors' fees                                                                                   1,174
   Insurance                                                                                         1,706
   Legal fees                                                                                        4,392
   Registration fees                                                                                 2,517
   Miscellaneous                                                                                       757
                                                                                               ------------
      Total expenses                                                                                38,391
   Expense subsidy (Note 3)                                                                        (25,781)
                                                                                               ------------

      Net expenses                                                                                  12,610
                                                                                               ------------

Net investment income                                                                               27,695
                                                                                               ------------

                              Net realized and unrealized gain on investments
                              -----------------------------------------------

Net realized gain on investments                                                                   230,050
Unrealized appreciation in value of investments during the year                                      3,900
                                                                                               ------------
Net gain on investments                                                                            233,950
                                                                                               ------------

Net increase in net assets resulting from operations                                        $      261,645
                                                                                               ============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------

                           RISK MANAGER-GROWTH FUND
                           ------------------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------
                                  (Unaudited)
                                  -----------

                                                                    Six months         Year ended
                                                                   ended June 30,      December 31,
                                                                       1997                1996
                                                                       ----                ----
Increase/(decrease) in net assets:
  From operations:
    Net investment income                                          $    27,695        $    91,251
    Net realized gain on investments                                   230,050              8,108
    Unrealized appreciation in value of investments
     during the year                                                     3,900            288,719
                                                               ----------------    ---------------
     Net increase in net assets resulting from operations              261,645            388,078
                                                               ----------------    ---------------
  From unit transactions:
    Net proceeds from units issued                                     472,183          1,582,402
    Cost of units redeemed                                          (1,526,813)          (994,516)
                                                               ----------------    ---------------
     Net increase/(decrease) in net assets resulting
      from unit transactions                                        (1,054,630)           587,886
                                                               ----------------    ---------------
     Total increase/(decrease) in net assets                          (792,985)           975,964
Net assets, beginning of year                                        3,366,641          2,390,677
                                                               ----------------    ---------------

Net assets, end of year                                            $ 2,573,656        $ 3,366,641
                                                               ================    ===============

Net change in units outstanding:
  Unit issued                                                           33,101            126,044
  Unit redeemed                                                       (110,632)           (77,561)
                                                               ----------------    ---------------

                                                                       (77,531)            48,483
                                                               ================    ===============


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                            RISK MANAGER-GROWTH FUND
                            ------------------------

                        SELECTED PER UNIT DATA AND RATIOS
                        ---------------------------------
  (Selected data for a unit outstanding throughout each of the years indicated)
                                   (Unaudited)

                                                 Six months ended
                                                    June 30,                               Years ended December 31,
                                                                             --------------------------------------------------
                                                      1997                       1996               1995            1994*
                                                      ----                       ----               ----            -----
Selected per unit data:
  Investment income                               $   0.23                    $   0.51            $   0.43       $   0.11
  Expenses                                           (0.22)                      (0.31)              (0.20)         (0.09)
  Expense subsidy                                     0.15                        0.17                0.08           0.06
                                                 ----------                 -----------        ------------   ------------
Net investment income                                 0.16                        0.37                0.31           0.08
Net realized and unrealized
  gain/(loss) on investments                          1.43                        1.21                1.88          (0.18)
                                                 ----------                 -----------        ------------   ------------
Net increase/(decrease) in
  net asset value                                     1.59                        1.58                2.19          (0.10)
Net asset value, beginning
  of year                                            13.67                       12.09                9.90          10.00
                                                 ----------                 -----------        ------------   ------------

Net asset value, end of year                      $  15.26                    $  13.67            $  12.09       $   9.90
                                                 ----------                 ===========        ============   ============

Ratio to average net assets:
  Expenses                                          1.10%**                      1.10%               1.10%        1.10%**
  Net investment income                             2.41%**                      2.88%               2.84%        3.14%**
Other:
  Average net assets                              $2,314
     (000 omitted)                                    40%                       $3,166              $5,532         $4,949
Portfolio turnover                                                                 42%                191%            31%
Number of units outstanding
  at end of year (000 omitted)                       169                           246                 198            500
Total return                                      11.60%                        13.09%              22.15%          4.10%)**


*     Commencement of Operations October 3, 1994.
**    Annualized.

      Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                               MONEY MARKET FUND
                               -----------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------

                                                                                                      Annualized
 Principal                                                                             Maturity      yield on date
  amount                                                                                 date         of purchase        Value
  ------                                                                                 ----         -----------        -----
                 CERTIFICATES OF DEPOSIT - 4.0%
$ 3,000,000           Bankers Trust New York Corporation, 6.16%, due 05/21/98                                        $ 3,000,964
  2,000,000           Bankers Trust New York Corporation, 6.24%, due 04/02/98                                          1,999,569
                                                                                                                  --------------
                              Total Certificates of Deposit                                                            5,000,533
                                                                                                                  --------------
                 COMMERCIAL PAPER - 64.8%
  5,700,000            American Express Credit Corporation                            10/01/97          5.63%          5,619,301
  1,345,000            Anheuser-Busch Companies, Inc.                                 08/29/97          5.63%          1,332,766
  2,337,000            Caisse D'Amortissement                                         07/01/97          5.58%          2,337,000
  1,700,000            Cargill, Inc.                                                  09/12/97          5.61%          1,680,937
  4,000,000            Cargill, Inc.                                                  09/19/97          5.69%          3,950,845
  4,000,000            Ford Motor Credit Company                                      07/29/97          5.62%          3,982,671
  1,300,000            Ford Motor Credit Company                                      08/11/97          5.45%          1,292,153
  5,200,000            GTE Funding Inc.                                               07/22/97          6.10%          5,181,568
  2,200,000            General Electric Capital Corporation                           09/02/97          5.56%          2,179,171
  1,500,000            Goldman Sachs Group, LP                                        07/21/97          5.58%          1,495,392
  4,000,000            Goldman Sachs Group, LP                                        07/02/97          5.60%          3,999,381
  3,500,000            International Business Machines Corporation                    07/03/97          5.53%          3,498,931
  4,500,000            International Lease Finance Corporation                        08/06/97          5.69%          4,474,755
  3,000,000            Lucent Technologies, Inc.                                      07/15/97          5.56%          2,993,572
  2,000,000            Merrill Lynch & Company, Inc.                                  07/21/97          5.54%          1,994,011
  3,700,000            Merrill Lynch & Company, Inc.                                  09/30/97          5.66%          3,647,905
  5,500,000            Metropolitan Life Funding, Inc.                                07/28/97          5.59%          5,477,189
  5,600,000            National Rural Utilities Cooperative Finance                   07/21/97          5.57%          5,582,827
  4,000,000            PepsiCo, Inc.                                                  07/25/97          5.55%          3,985,333
  1,500,000            PepsiCo, Inc.                                                  07/14/97          5.53%          1,497,021
  1,000,000            Societe Generale                                               01/12/98          5.79%            999,898
  4,000,000            Societe Generale                                               08/11/97          5.48%          4,000,044
  5,000,000            Toyota Motor Credit Corporation                                07/31/97          5.64%          4,976,958
  4,000,000            U.S.A.A. Capital Corporation                                   07/11/97          5.56%          3,993,855

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                               MONEY MARKET FUND
                               -----------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------

                                                                                                     Annualized
 Principal                                                                           Maturity       yield on date
  amount                                                                               date          of purchase         Value
  ------                                                                               ----          -----------         -----
                 COMMERCIAL PAPER - 64.8% (continued)
$1,185,000            U.S.A.A. Capital Corporation                                    07/21/97          5.59%        $  1,181,346
                                                                                                                   ---------------
                                      Total Commercial Paper                                                           81,354,830
                                                                                                                   ---------------
                 CORPORATE BONDS - 18.3%
 1,000,000            Associates Corporation of North America, 6.63%, due 11/15/97                                      1,003,265
 5,000,000            Bank One Indiana, NA, 5.69%, due 02/05/98*                                                        4,998,258
 5,000,000            Bear Stearns Companies, Inc., 5.89%, due 10/31/97*                                                5,003,823
 4,000,000            Caterpillar Financial Services Company, 5.76%, due 11/03/97*                                      4,000,000
 2,000,000            Dean Witter Discover & Company, 5.64%, due 08/08/97*                                              1,999,981
 3,000,000            General Electric Capital Corporation, 7.88%, due 11/15/97                                         3,022,929
                      International Business Machines Credit Receivables,
 2,000,000              6.38%, due 11/01/97                                                                             2,001,624
 1,000,000            International Lease Finance Corporation, 6.04%, due 05/06/98                                        998,942
                                                                                                                   ---------------
                                     Total Corporate Bonds                                                             23,028,822
                                                                                                                   ---------------
                 MUNICIPAL BOND OBLIGATIONS - 1.7%
 2,115,000            Florida Power & Light, 5.70%, due 03/05/98                                                        2,113,236
                                                                                                                   ---------------
                 REPURCHASE AGREEMENT - 1.7%
                      Lehman Brothers, dated 06/30/97, 5.95%,
                         due 07/01/97 in the amount of $2,216,000
                         (collateralized by $2,288,311 U.S. Treasury Bond,
                         6.125%, due 12/31/01, with a market value of
                         $2,266,882 at 06/30/97), repurchase
 2,216,000               proceeds $2,216,366                                                                            2,216,000
                                                                                                                   ---------------
 Number of
  shares
  ------
                SHORT-TERM INVESTMENT FUND - 4.6%
                      Fidelity Institutional Cash Portfolios:
 5,803,000               Government                                                                                     5,803,000
                                                                                                                   ---------------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                               MONEY MARKET FUND
                               -----------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                 JUNE 30, 1997
                                 -------------

 Principal
  amount                                                                                        Value
  ------                                                                                        -----
                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%
$3,000,000            Federal National Mortgage Association, 5.51%, due 02/24/98             $   2,991,473
                                                                                            ---------------
                 U.S. TREASURY OBLIGATIONS - 3.0%
   439,000            U.S. Treasury Bill, 4.94%, due 08/21/97**                                    435,928
   347,000            U.S. Treasury Bill, 4.92%, due 08/28/97**                                    344,249
 3,000,000            U.S. Treasury Note, 5.13%, due 02/28/98                                    2,988,190
                                                                                            ---------------
                                     Total U.S. Treasury Obligations                             3,768,367
                                                                                            ---------------
                                     Total Investments  (Cost $126,276,261) - 100.5%           126,276,261
     Liabilities in excess of other assets - (0.5%)                                              (669,130)
                                                                                            ---------------

                                     NET ASSETS - 100%                                        $125,607,131
                                                                                            ===============

*     Variable/floating rate security - rate disclosed is as of June 30, 1997.
**    Rate disclosed is as of June 30, 1997.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------


                               MONEY MARKET FUND
                               -----------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                                 JUNE 30, 1997
                                 -------------
                                  (Unaudited)
                                  -----------


                                     Assets
                               ------------------
Investments, at amortized cost, which approximates value                         $   126,276,261
Cash                                                                                         197
Investment income receivable                                                             518,592
Receivable for units issued                                                               42,292
                                                                                   -------------
          Total assets                                                               126,837,342
                                                                                   -------------

                                   Liabilities
                                ------------------

Management fee payable                                                                    53,173
Payable for units redeemed                                                             1,177,038
                                                                                   -------------
          Total liabilities                                                            1,230,211
                                                                                   -------------

Net assets                                                                       $   125,607,131
                                                                                   =============


Unit value, offering price and redemption price per unit ($125,607,131/
     125,607,131 units of beneficial interest issued and outstanding;
     unlimited number of units authorized)                                       $          1.00
                                                                                   =============


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                MONEY MARKET FUND
                                -----------------

                             STATEMENT OF OPERATIONS
                             -----------------------

                                  JUNE 30, 1997
                                  -------------
                                   (Unaudited)
                                   -----------


                              Net investment income
                              ---------------------


Income:
     Interest                                       $     3,295,027
                                                       -------------

         Total income                                     3,295,027
                                                       -------------

Expenses:
     Management fee (Note 2)                                299,777
     Accounting fees                                          9,031
     Audit fees                                               5,746
     Directors' fees                                          1,174
     Insurance                                                2,654
     Legal fees                                               1,117
     Registration fees                                        7,789
     Miscellaneous                                            1,019
                                                       -------------

         Total expenses                                     328,307

     Expense subsidy (Note 3)                               (28,530)
                                                       --------------

         Net expenses                                       299,777
                                                       -------------

Net investment income                               $     2,995,250
                                                       =============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                   ----------------------------------------

                                 AVESTA TRUST
                                 ------------

                               MONEY MARKET FUND
                               -----------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------
                                  (Unaudited)
                                  -----------

                                                Six months        Year Ended
                                              ended June 30,     December 31,
                                                   1997              1996
                                                   ----              ----
Increase in net assets:
  From operations:
    Net investment income                    $   2,995,250      $   4,432,124
                                            ---------------    ---------------
    Dividends to unitholders                    (2,995,250)        (4,432,124)
                                            ---------------    ---------------
  From unit transactions:
    Net proceeds from units issued              91,018,587        163,851,223
    Net asset value of units issued for
      dividends reinvested                       2,995,250          4,432,124
    Cost of units redeemed                     (87,512,696)      (120,487,579)
                                            ---------------    ---------------
      Net increase in net assets resulting
        from unit transactions                   6,501,141         47,795,768
                                            ---------------    ---------------
      Total increase in net assets               6,501,141         47,795,768
Net assets, beginning of year                  119,105,990         71,310,222
                                            ---------------    ---------------

Net assets, end of year                      $ 125,607,131      $ 119,105,990
                                            ===============    ===============

Net change in units outstanding:
  Units issued                                  91,018,587        163,851,223
  Units redeemed                               (87,512,696)      (120,487,579)
  Units issued for dividends reinvested          2,995,250          4,432,124
                                            ---------------    ---------------

                                                 6,501,141         47,795,768
                                            ===============    ===============

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------


                                MONEY MARKET FUND
                                -----------------

                        SELECTED PER UNIT DATA AND RATIOS
                        ---------------------------------
  (Selected data for a unit outstanding throughout each of the years indicated)

                                      Six months
                                     ended June 30,                              Years ended December 31,
                                                        ----------------------------------------------------------------------------
                                         1997               1996           1995*           1994*           1993           1992
                                         ----               ----           -----           -----           ----           ----
Selected per unit data:
  Investment income                   $ 0.027            $  0.054      $   0.059        $  0.045        $  0.032       $  0.041
  Expenses                             (0.002)**           (0.006)**      (0.006)**       (0.007)**       (0.008)        (0.008)
  Expense subsidy                       0.000               0.001          0.001           0.001           0.002          0.002
                                   -----------        ------------     ----------     -----------     -----------     ----------
Net investment income                   0.025               0.049          0.054           0.039           0.026          0.035
Dividends to unitholders               (0.025)             (0.049)        (0.054)         (0.039)         (0.026)        (0.035)
Net asset value, beginning
  of year                               1.000               1.000          1.000           1.000           1.000          1.000
                                   -----------        ------------     ----------     -----------     -----------     ----------

Net asset value, end of year           $1.000            $  1.000       $  1.000        $  1.000        $  1.000       $  1.000
                                   ===========        ============     ==========     ===========     ===========     ==========

Ratio to average net assets:
  Expenses                             0.50%+*              0.50%*          0.50%*          0.50%*           0.65%          0.65%
  Net investment income                5.02%+               4.93%           5.43%           3.90%           2.57%          3.37%
Other:
Average net assets
      (000 omitted)                  $120,294             $89,967         $67,067         $31,587         $30,917        $34,125
Number of units outstanding
  at end of year (000 omitted)        125,607             119,106          71,310          55,505          28,024         32,861
Total return                            2.51%               5.10%           5.57%           3.80%           2.60%          3.44%

* Reflects management fee reduction of 0.15% or $87,988, $134,952, $100,525 and $27,802 for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 0.56% of average net assets as the fee reduction went into effect on 5/2/94.
** Reflects management fee reduction of $87,988 or $0.001 per unit, $134,952 or $0.002 per unit, $100,525 or $0.002 per unit and $27,802 or $0.001 per unit for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively. Without management fee reduction, expense per unit is $0.003, $0.007, $0.007 and $0.008 for the six months ended June 30, 1997 and years ended December 31, 1996, 1995 and 1994, respectively.
+     Annualized.

      Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------


                                  AVESTA TRUST
                                  ------------


                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------


                                  JUNE 30, 1997
                                  -------------



The AVESTA Trust (the "Trust"), formerly the Retirement Investment Trust, is registered under the Investment Company Act of 1940 as an open-end, management investment company that consists of fifteen Funds for the collective investment of retirement accounts for which Texas Commerce Bank National Association ("TCB") or one of its affiliated banks serves as trustee. Under an amended and restated Declaration of Trust, TCB is the Trustee of the Trust and, as such, provides, or arranges for the provision of, investment advisory, administrative and custodial services and unitholder accounting. Chase Securities of Texas, Inc., an affiliate of TCB, is the distributor of the Trust. Each Fund has an unlimited number of units authorized.

The Trust currently offers thirteen Funds, each of which is accounted for separately and has a different investment objective.

The EQUITY GROWTH FUND seeks to increase retirement assets primarily by investing in equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stock, that provide capital appreciation. Current income is a secondary objective.

The EQUITY INCOME FUND seeks to increase retirement assets by investing primarily in equity-based securities that provide capital appreciation as well as current income.

The BALANCED FUND seeks to increase retirement assets by investing in a combination of bonds and equity-based securities to provide a balance of current income and capital appreciation.

The INCOME FUND seeks to increase retirement assets by investing primarily in domestic debt securities that earn a high level of current income with consideration also given to safety of principal.

The CORE EQUITY FUND seeks to increase retirement assets by investing primarily in common stocks of U.S. companies to maximize total investment return through emphasis on capital appreciation and current income consistent with reasonable risk.

The SMALL CAPITALIZATION FUND seeks to increase retirement assets by investing primarily in common stocks and other equity-based securities of small capitalization U.S. companies that can provide capital appreciation.

The SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND seeks to increase retirement assets by investing primarily in shorter-term securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto, to provide as high a level of current income as is consistent with the preservation of capital.

The U.S. GOVERNMENT SECURITIES FUND seeks to increase retirement assets by investing primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto, to provide current income with emphasis on preservation of capital. There is no restriction on the maturity of the Fund's portfolio or any particular portfolio security.

The INTERMEDIATE TERM BOND FUND seeks to increase retirement assets by investing primarily in debt securities with intermediate term maturities to provide current income, with consideration given to stability of principal.

The RISK MANAGER-INCOME FUND seeks to increase retirement assets by investing in a combination of debt and, to a lesser extent, equity-based securities to achieve high current income and, when appropriate, capital appreciation.

The RISK MANAGER-BALANCED FUND seeks to increase retirement assets by investing in a combination of debt and equity-based securities for high total return.

The RISK MANAGER-GROWTH FUND seeks to increase retirement assets by investing in a combination of equity-based and, to a lesser extent, debt securities to achieve capital appreciation and, secondarily, current income.

The MONEY MARKET FUND seeks to increase retirement assets by investing only in instruments with a remaining maturity of thirteen months or less to provide a high level of current income with equal emphasis on liquidity and stability of principal.

The INTERNATIONAL EQUITY FUND had not commenced operations at June 30, 1997.

The INTERNATIONAL BOND FUND had not commenced operations at June 30, 1997.

The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or region.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 1 - ACCOUNTING POLICIES
----------------------------

Securities Valuation

Securities listed or traded on a national securities exchange are valued at the last reported sales price on the primary exchange on which they are traded, usually 3:00 p.m. Houston time. Unlisted securities and listed securities for which the last sales price is not available are valued at the last reported bid price. U.S. Government securities are valued at the last reported bid price.

For all Funds except for the Money Market Fund, short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities are valued at amortized cost if, (1) their term to maturity from date of purchase was 60 days or less, (2) their maturity is 60 days or less, or (3) their original term to maturity from date of purchase exceeded 60 days, by amortizing their value on the 61st day prior to maturity. The Money Market Fund values all securities at amortized cost.

A repurchase agreement is a short-term investment in which a Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time at a specified price. Repurchase agreements are entered into only with approved counterparties which are monitored on a daily basis. It is the Fund's policy that its custodian take possession of the underlying collateral securities, through physical delivery or book entry transfer, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

Options and Futures Contracts

Put and Call Options
--------------------

All Funds, except the Money Market Fund, may invest in exchange-listed and over-the-counter put and call options in order to take advantage of market inefficiencies or to provide portfolio protection in expectation of a declining market. During 1997, the Trust invested in options contracts solely for the purpose of hedging their existing portfolio.

When a Fund writes (sells) a call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing call options which expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as writer of a call option, may have no control over whether the underlying securities may be sold, and as a result, bears the market risk of an unfavorable change in the price of the security underlying the written call option. If a written call option on a futures contract is exercised, the premium is recognized as a gain. Thereafter, such futures contracts are accounted for as described under "Financial Futures Contracts." The Fund may not write put options.

The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and is subsequently valued to reflect the current market value of the option purchased. If a purchased option expires, the Fund realizes a loss in the amount of the premium paid for the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are more or less than the cost of the option. If the Fund exercises a purchased put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. If the Fund exercises a purchased call option, the amount of the premium originally paid increases the cost of the security which the Fund purchases upon exercise of the option.

Financial Futures Contracts
---------------------------

A financial futures contract is an agreement between two parties to purchase
(long) or sell (short) a financial instrument at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as a realized gain or loss. The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should market values move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Federal Income Taxes

No provision for federal income taxes is required because the IRS has ruled that the Fund is a pooled-fund arrangement exempt from Federal Income Tax. To maintain this tax-exempt status, only Individual Retirement Accounts, Keogh plans, 401(k) plans and other plans exempt from federal taxation may invest in the Funds.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized using the scientific method except for the Money Market Fund which utilizes the straight-line method.

Dividend Distributions

The Money Market Fund declares daily and pays monthly dividend distributions from net investment income and short-term capital gains; such dividend distributions are automatically reinvested. Dividend distributions are recorded on ex-dividend date. The other twelve Funds do not declare or pay dividends on investment income.

NOTE 2 - MANAGEMENT FEES
------------------------

The Fund has management agreements with TCB. Pursuant to these agreements, TCB has responsibility for all investment advisory services in connection with the management of the Fund. TCB pays the compensation of officers and employees of the Fund, occupancy and certain accounting and clerical costs of the Fund. The Fund bears all other costs and expenses.

The investment management fee paid by each Fund is accrued daily and paid monthly. With respect to the Equity Growth Fund, the Equity Income Fund, the Balanced Fund, the Income Fund and the Core Equity Fund, the management fee is limited to an annual rate of 1.00% of the first $250 million of the average daily net assets of each Fund, 0.90% of the next $250 million of such net assets and 0.80% of such net assets in excess of $500 million. The Short-Intermediate Term U.S. Government Securities Fund and the Intermediate Term Bond Fund pay a management fee limited to an annual rate of 0.75% of the first $250 million of the average daily net assets of the Fund, 0.65% of the next $250 million of such net assets and 0.55% of such net assets in excess of $500 million. The U.S. Government Securities Fund pays a management fee limited to an annual rate of 0.85% of the first $250 million of the average daily net assets of the Fund, 0.75% of the next $250 million of such net assets and 0.65% of such net assets in excess of $500 million. The Small Capitalization Fund pays a management fee limited to an annual rate of 1.15% of the first $250 million of the average daily net assets of the Fund, 1.05% of the next $250 million of such net assets and 0.95% of such net assets in excess of $500 million. The Risk Manager-Income Fund, the Risk Manager-Balanced Fund and the Risk Manager-Growth Fund pay a management fee limited to an annual rate of 1.10% of the first $250 million of the average daily net assets of the Fund, 1.00% of the next $250 million of such net assets and 0.90% of such net assets in excess of $500 million. The Money Market Fund pays a management fee limited to an annual rate of 0.65% of the Fund's average daily net assets.

NOTE 3 - EXPENSE SUBSIDY AND VOLUNTARY FEE WAIVER
-------------------------------------------------

In accordance with the management agreements, TCB has agreed to subsidize 100% of the operating expenses in excess of the management fee of each Fund until net assets of each Fund exceeds $250 million. Generally, expenses applicable to all Funds are allocated equally. Expenses incurred for specific Funds are allocated to the respective Funds.

From time to time, TCB may voluntarily elect to waive a portion of the Fund's management fee. The voluntary fee waiver may be discontinued at any time without prior notice.

For the six months ended June 30, 1997, TCB elected to reduce management fees by a total of $172,065 resulting in the following amounts of fees reduced per Fund:
$65,096 in the Income Fund, $17,690 in the Small Capitalization Fund, $1,291 in the U.S. Government Securities Fund, and $87,988 in the Money Market Fund.

NOTE 4 - PORTFOLIO SECURITIES
-----------------------------

Purchases and sales of investment securities, excluding short-term securities, futures and written options, for the period ended June 30, 1997 and gross unrealized appreciation and depreciation at June 30, 1997 were as follows:


                                                                                                 Gross                   Gross
                                                                                               Unrealized              Unrealized
                                                   Purchases                Sales             Appreciation            Depreciation
                                                   ---------                -----             ------------            ------------
Equity Growth Fund                              $   11,971,168         $   13,252,163         $ 25,808,237              $ 130,965
Equity Income Fund                                     994,085              9,191,910           25,144,776                 77,868
Balanced Fund                                        9,453,804              7,998,626            5,420,132                 61,841
Income Fund                                         42,075,051             35,603,483              427,894                284,859
Core Equity Fund                                     6,040,828              4,463,101           13,271,213                 49,804
Small Capitalization Fund                           12,705,181              5,833,691            7,876,534                280,766
Short-Intermediate Term  U.S.
  Government Securities Fund                        11,273,052             14,518,645              151,034                 88,155
U.S. Government Securities Fund                        388,664                294,344               68,990                  4,331
Intermediate Term Bond Fund                         19,622,463             10,156,306              151,989                 24,201
Risk Manager - Income Fund                             827,553                603,181              411,568                 21,424
Risk Manager - Balanced                              2,055,412              1,745,664            1,188,964                 21,581
Risk Manager - Growth                                  793,300              1,514,137              429,095                  5,319


Purchases and sales of long-term U.S. Government Obligations included in the purchase and sale amounts above for the year ended June 30, 1997 are as follows:


                                                                                               Gross                Gross
                                                                                             Unrealized           Unrealized
                                                Purchases               Sales               Appreciation         Depreciation
                                                ---------               -----               ------------         ------------
Balanced Fund                                $  4,913,804         $     4,681,191       $         123,363      $         11,856
Income Fund                                    30,146,276              35,263,811                 114,138               178,850
Short-Intermediate Term  U.S.
  Government Securities Fund                    9,654,711              14,518,645                 146,797                88,155
U.S. Government Securities Fund                   388,664                 294,344                  68,990                 4,331
Intermediate Term Bond Fund                    16,639,995               9,944,621                  99,483                 7,614
Risk Manager - Income Fund                        398,563                 413,238                  19,412                13,788
Risk Manager - Balanced                         1,597,705               1,192,432                  37,506                12,386
Risk Manager - Growth                             308,014                 485,938                  13,420                 1,025


The Money Market Fund held only short-term securities and, therefore, is not included above.

NOTE 5 - 10:1 REVERSE SPLIT

On May 7, 1993, the Equity Growth Fund, the Equity Income Fund, the Balanced Fund and the Income Fund effected a 10 for 1 reverse split. One unit of beneficial interest was exchanged for each ten units of beneficial interest outstanding.